SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.9%

Communication Services — 8.3%
Alphabet Inc, Cl A	58,874	$9,764
Alphabet Inc, Cl C	48,238	8,065
AT&T Inc	48,695	1,071
Atlanta Braves Holdings Inc, Cl A *	1,732	73
Atlanta Braves Holdings Inc, Cl C *	1,938	77
Bandwidth Inc, Cl A *	74	1
Cable One Inc	79	28
Cardlytics Inc *	761	2
Cars.com Inc *	4,178	70
Charter Communications Inc, Cl A *	277	90
Cinemark Holdings Inc *	4,289	119
Cogent Communications Holdings Inc	148	11
Comcast Corp, Cl A	43,273	1,808
EchoStar Corp, Cl A *	1,124	28
Electronic Arts Inc	4,883	700
EverQuote Inc, Cl A *	1,468	31
EW Scripps Co/The, Cl A *	3,299	7
Fox Corp, Cl A	1,372	58
Fox Corp, Cl B	1,428	55
IAC Inc *	376	20
IMAX Corp *	2,244	46
Interpublic Group of Cos Inc/The	31,640	1,001
Iridium Communications Inc	366	11
John Wiley & Sons Inc, Cl A	236	11
Liberty Broadband Corp, Cl A *	81	6
Liberty Broadband Corp, Cl C *	343	27
Liberty Media Corp-Liberty Live, Cl C *	59	3
Madison Square Garden Entertainment Corp, Cl A *	697	30
Madison Square Garden Sports Corp *	39	8
Magnite Inc *	2,551	35
Match Group Inc *	1,841	70
MediaAlpha Inc, Cl A *	8,359	151
Meta Platforms Inc, Cl A	21,660	12,399
Netflix Inc *	3,698	2,623
New York Times Co/The, Cl A	439	25
News Corp, Cl A	829	22
Nexstar Media Group Inc, Cl A	94	16
Omnicom Group Inc	5,611	580
Paramount Global, Cl B	7,304	78
Pinterest Inc, Cl A *	3,339	108
ROBLOX Corp, Cl A *	3,654	162
Shutterstock Inc	205	7
Sirius XM Holdings Inc	911	22
Sphere Entertainment Co *	697	31
Spotify Technology SA *	1,265	466
Take-Two Interactive Software Inc *	897	138
TechTarget Inc *	1,986	49
TEGNA Inc	3,052	48
TKO Group Holdings Inc, Cl A *	780	97
T-Mobile US Inc	2,215	457
Trade Desk Inc/The, Cl A *	6,496	712

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TripAdvisor Inc *	1,712	$25
Verizon Communications Inc	56,628	2,543
Vimeo Inc *	610	3
Walt Disney Co/The	21,958	2,112
Warner Bros Discovery Inc *	4,164	34
Yelp Inc, Cl A *	1,355	48
Ziff Davis Inc *	2,547	124
ZoomInfo Technologies Inc, Cl A *	2,021	21

		46,427
Consumer Discretionary — 10.6%
1-800-Flowers.com Inc, Cl A *	3,668	29
Abercrombie & Fitch Co, Cl A *	788	110
Academy Sports & Outdoors Inc	2,047	119
Acushnet Holdings Corp	987	63
Adient PLC *	732	16
ADT Inc	4,942	36
Adtalem Global Education Inc *	2,101	159
Advance Auto Parts Inc	317	12
Airbnb Inc, Cl A *	2,716	344
Amazon.com Inc *	93,088	17,345
American Eagle Outfitters Inc	3,416	76
Aptiv PLC *	3,490	251
Aramark	260	10
Asbury Automotive Group Inc *	70	17
AutoNation Inc *	649	116
AutoZone Inc *	235	740
Bath & Body Works Inc	638	20
Best Buy Co Inc	1,309	135
Bloomin' Brands Inc	2,259	37
Booking Holdings Inc	418	1,761
Boot Barn Holdings Inc *	199	33
BorgWarner Inc	321	12
Bright Horizons Family Solutions Inc *	76	11
Brinker International Inc *	1,180	90
Brunswick Corp/DE	839	70
Buckle Inc/The	1,885	83
Burlington Stores Inc *	482	127
Capri Holdings Ltd *	1,319	56
CarMax Inc *	1,086	84
Carnival Corp *	10,223	189
Carter's Inc	471	31
Carvana Co, Cl A *	879	153
Cavco Industries Inc *	60	26
Cheesecake Factory Inc/The	1,236	50
Chegg Inc *	176	—
Chipotle Mexican Grill Inc, Cl A *	11,600	668
Choice Hotels International Inc	113	15
Columbia Sportswear Co	891	74
Coursera Inc *	15,856	126
Cracker Barrel Old Country Store Inc	323	15
Crocs Inc *	1,116	162
Dana Inc	2,660	28
Darden Restaurants Inc	705	116

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dave & Buster's Entertainment Inc *	1,283	$44
Deckers Outdoor Corp *	2,634	420
Denny's Corp *	2,500	16
Designer Brands Inc, Cl A	3,316	24
Dick's Sporting Goods Inc	700	146
Dillard's Inc, Cl A	45	17
Domino's Pizza Inc	33	14
DoorDash Inc, Cl A *	523	75
Dorman Products Inc *	128	14
DR Horton Inc	890	170
eBay Inc	10,927	711
Etsy Inc *	1,162	64
Expedia Group Inc *	389	58
Five Below Inc *	410	36
Floor & Decor Holdings Inc, Cl A *	232	29
Foot Locker Inc	1,308	34
Ford Motor Co	16,002	169
Fox Factory Holding Corp *	749	31
Frontdoor Inc *	251	12
GameStop Corp, Cl A *	2,040	47
Gap Inc/The	4,661	103
Garmin Ltd	418	74
General Motors Co	2,770	124
Gentex Corp	440	13
Gentherm Inc *	184	9
Genuine Parts Co	67	9
Goodyear Tire & Rubber Co/The *	989	9
Graham Holdings Co, Cl B	78	64
Grand Canyon Education Inc *	121	17
Group 1 Automotive Inc	86	33
GrowGeneration Corp *	2,599	5
H&R Block Inc	2,109	134
Hanesbrands Inc *	13,319	98
Hasbro Inc	2,632	190
Helen of Troy Ltd *	57	3
Hilton Grand Vacations Inc *	3,016	109
Hilton Worldwide Holdings Inc	8,183	1,886
Home Depot Inc/The	11,555	4,682
Hyatt Hotels Corp, Cl A	135	21
Installed Building Products Inc	125	31
iRobot Corp *	1,013	9
Jack in the Box Inc	658	31
Johnson Outdoors Inc, Cl A	659	24
KB Home	4,733	406
Kohl's Corp	1,859	39
Kontoor Brands Inc	1,282	105
La-Z-Boy Inc, Cl Z	1,597	69
LCI Industries	483	58
Lear Corp	3,782	413
Leggett & Platt Inc	222	3
Lennar Corp, Cl B	122	21
LGI Homes Inc *	127	15
LKQ Corp	317	13

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lowe's Cos Inc	8,255	$2,236
Lucid Group Inc *	33,236	117
Lululemon Athletica Inc *	245	66
M/I Homes Inc *	198	34
Macy's Inc	4,042	63
Malibu Boats Inc, Cl A *	202	8
Marriott International Inc/MD, Cl A	3,599	895
Marriott Vacations Worldwide Corp	394	29
Mattel Inc *	711	14
McDonald's Corp	9,415	2,867
Meritage Homes Corp	794	163
Mohawk Industries Inc *	127	20
Monro Inc	626	18
Murphy USA Inc	263	130
National Vision Holdings Inc *	447	5
Newell Brands Inc	605	5
NIKE Inc, Cl B	6,941	614
Nordstrom Inc	3,866	87
Norwegian Cruise Line Holdings Ltd *	5,839	120
NVR Inc *	13	128
ODP Corp/The *	283	8
Ollie's Bargain Outlet Holdings Inc *	212	21
O'Reilly Automotive Inc *	196	226
Oxford Industries Inc	665	58
Papa John's International Inc	151	8
Peloton Interactive Inc, Cl A *	2,845	13
Penske Automotive Group Inc	957	155
Phinia Inc	64	3
Planet Fitness Inc, Cl A *	173	14
Polaris Inc	966	80
PulteGroup Inc	871	125
PVH Corp	108	11
Ralph Lauren Corp, Cl A	690	134
Revolve Group Inc, Cl A *	2,223	55
RH *	45	15
Rivian Automotive Inc, Cl A *	1,274	14
Ross Stores Inc	857	129
Royal Caribbean Cruises Ltd	2,969	527
Sabre Corp *	506	2
Sally Beauty Holdings Inc *	2,794	38
Service Corp International/US	250	20
Shake Shack Inc, Cl A *	157	16
Signet Jewelers Ltd	2,402	248
Six Flags Entertainment Corp	144	6
Sleep Number Corp *	1,033	19
Standard Motor Products Inc	943	31
Starbucks Corp	15,798	1,540
Steven Madden Ltd	1,178	58
Stitch Fix Inc, Cl A *	1,021	3
Strategic Education Inc	331	31
Stride Inc *	348	30
Tapestry Inc	2,803	132
Taylor Morrison Home Corp, Cl A *	12,743	895

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Tempur Sealy International Inc	2,272	$124
Tesla Inc *	26,633	6,968
Texas Roadhouse Inc, Cl A	889	157
Thor Industries Inc	106	12
TJX Cos Inc/The	13,629	1,602
Toll Brothers Inc	269	42
TopBuild Corp *	315	128
Topgolf Callaway Brands Corp *	2,383	26
Tractor Supply Co	2,377	691
Travel + Leisure Co	307	14
Tri Pointe Homes Inc *	3,236	147
Udemy Inc *	3,378	25
Ulta Beauty Inc *	279	109
Under Armour Inc, Cl C *	556	5
United Parks & Resorts Inc *	251	13
Upbound Group Inc, Cl A	1,764	56
Urban Outfitters Inc *	417	16
Vail Resorts Inc	46	8
Valvoline Inc *	11,437	479
VF Corp	4,023	80
Victoria's Secret & Co *	212	5
Visteon Corp *	85	8
Wayfair Inc, Cl A *	320	18
Wendy's Co/The	11,419	200
Whirlpool Corp	638	68
Williams-Sonoma Inc	320	50
Wingstop Inc	363	151
Winnebago Industries Inc	191	11
Wolverine World Wide Inc	1,511	26
Worthington Enterprises Inc	223	9
Wyndham Hotels & Resorts Inc	189	15
Yum! Brands Inc	8,356	1,167

		59,280
Consumer Staples — 5.4%
Andersons Inc/The	338	17
Archer-Daniels-Midland Co	5,103	305
B&G Foods Inc	862	8
BellRing Brands Inc *	136	8
Beyond Meat Inc *	166	1
Bunge Global SA	929	90
Calavo Growers Inc	571	16
Campbell Soup Co	10,354	506
Casey's General Stores Inc	65	24
Chefs' Warehouse Inc/The *	1,366	57
Church & Dwight Co Inc	1,025	107
Clorox Co/The	2,716	442
Coca-Cola Co/The	48,833	3,509
Colgate-Palmolive Co	3,661	380
Conagra Brands Inc	3,435	112
Costco Wholesale Corp	3,989	3,536
Coty Inc, Cl A *	1,026	10
Darling Ingredients Inc *	716	27
Dollar General Corp	752	64

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dollar Tree Inc *	1,320	$93
Edgewell Personal Care Co	310	11
elf Beauty Inc *	1,327	145
Energizer Holdings Inc	231	7
Estee Lauder Cos Inc/The, Cl A	2,390	238
Flowers Foods Inc	555	13
Fresh Del Monte Produce Inc	1,442	43
General Mills Inc	13,887	1,026
Hain Celestial Group Inc/The *	461	4
Herbalife Ltd *	1,088	8
Hershey Co/The	2,295	440
HF Foods Group Inc *	2,213	8
Hormel Foods Corp	4,797	152
Ingredion Inc	1,110	153
J M Smucker Co/The	4,144	502
Kellanova	6,713	542
Keurig Dr Pepper Inc	26,703	1,001
Kimberly-Clark Corp	6,484	923
Kraft Heinz Co/The	3,923	138
Kroger Co/The	14,977	858
Lamb Weston Holdings Inc	594	38
McCormick & Co Inc/MD	5,832	480
Medifast Inc	71	1
Mondelez International Inc, Cl A	17,402	1,282
Monster Beverage Corp *	889	46
National Beverage Corp	344	16
PepsiCo Inc	20,478	3,482
PriceSmart Inc	179	16
Procter & Gamble Co/The	21,348	3,697
SpartanNash Co	1,252	28
Sprouts Farmers Market Inc *	623	69
Sysco Corp	11,594	905
Target Corp	6,577	1,025
TreeHouse Foods Inc *	237	10
Tyson Foods Inc, Cl A	1,410	84
US Foods Holding Corp *	2,211	136
Vita Coco Co Inc/The *	1,354	38
Walgreens Boots Alliance Inc	14,575	131
Walmart Inc	37,247	3,008
WK Kellogg Co	1,678	29

		30,045
Energy — 3.1%
Antero Midstream Corp	26,635	401
Antero Resources Corp *	6,426	184
APA Corp	2,988	73
Ardmore Shipping Corp	5,335	97
Baker Hughes Co, Cl A	9,516	344
Borr Drilling Ltd	11,900	65
Cactus Inc, Cl A	298	18
ChampionX Corp	383	12
Cheniere Energy Inc	6,249	1,124
Chesapeake Energy Corp	1,093	90
Civitas Resources Inc	179	9

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Clean Energy Fuels Corp *	4,579	$14
CNX Resources Corp *	1,745	57
ConocoPhillips	21,820	2,297
CONSOL Energy Inc	213	22
Coterra Energy Inc	19,841	475
Delek US Holdings Inc	2,494	47
Devon Energy Corp	10,747	420
DHT Holdings Inc	1,338	15
Diamondback Energy Inc	1,863	321
Dorian LPG Ltd	2,360	81
DT Midstream Inc	405	32
Encore Energy Corp *	31,435	127
Energy Fuels Inc/Canada *	11,707	64
EOG Resources Inc	12,533	1,541
EQT Corp	8,048	295
Expro Group Holdings NV *	1,529	26
FLEX LNG Ltd	2,301	59
Golar LNG Ltd	3,888	143
Green Plains Inc *	2,069	28
Halliburton Co	5,199	151
Helix Energy Solutions Group Inc *	10,917	121
Helmerich & Payne Inc	4,134	126
Hess Corp	6,554	890
HF Sinclair Corp	1,944	87
Innovex International Inc *	1,072	16
International Seaways Inc	329	17
Kinder Morgan Inc	47,963	1,059
Kinetik Holdings Inc, Cl A	2,668	121
Kosmos Energy Ltd *	44,503	179
Magnolia Oil & Gas Corp, Cl A	1,806	44
Marathon Oil Corp	4,448	118
Murphy Oil Corp	449	15
Nabors Industries Ltd *	367	24
New Fortress Energy Inc, Cl A	2,307	21
NextDecade Corp *	10,122	48
Noble Corp PLC	1,325	48
Nordic American Tankers Ltd	3,610	13
NOV Inc	482	8
Occidental Petroleum Corp	1,677	86
ONEOK Inc	10,887	992
Ovintiv Inc	2,011	77
Patterson-UTI Energy Inc	4,952	38
PBF Energy Inc, Cl A	316	10
Peabody Energy Corp	612	16
Range Resources Corp	2,839	87
RPC Inc	1,226	8
Schlumberger NV	28,512	1,196
Scorpio Tankers Inc	270	19
SM Energy Co	840	34
Southwestern Energy Co *	14,284	102
Talos Energy Inc *	10,408	108
Targa Resources Corp	1,165	172
Teekay Corp *	15,129	139

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teekay Tankers Ltd, Cl A	1,755	$102
Texas Pacific Land Corp	531	470
Transocean Ltd *	20,466	87
Uranium Energy Corp *	15,244	95
Valaris Ltd *	739	41
Vital Energy Inc *	2,462	66
Vitesse Energy Inc	272	6
Weatherford International PLC	1,190	101
Williams Cos Inc/The	32,313	1,475
World Kinect Corp	4,395	136

		17,250
Financials — 13.4%
Affiliated Managers Group Inc	910	162
Affirm Holdings Inc, Cl A *	2,309	94
Aflac Inc	4,907	549
AGNC Investment Corp ‡	2,838	30
Allstate Corp/The	3,458	656
Ally Financial Inc	1,575	56
Amalgamated Financial Corp	2,110	66
American Express Co	7,744	2,100
American Financial Group Inc/OH	89	12
American International Group Inc	1,586	116
Ameriprise Financial Inc	1,250	587
AMERISAFE Inc	743	36
Annaly Capital Management Inc ‡	655	13
Aon PLC, Cl A	3,101	1,073
Apollo Commercial Real Estate Finance Inc ‡	2,686	25
Apollo Global Management Inc	1,165	146
Arch Capital Group Ltd *	1,254	140
Ares Management Corp, Cl A	632	99
Arthur J Gallagher & Co	416	117
Artisan Partners Asset Management Inc, Cl A	1,589	69
Associated Banc-Corp	4,274	92
Assurant Inc	87	17
Assured Guaranty Ltd	994	79
Atlantic Union Bankshares Corp	1,302	49
Axis Capital Holdings Ltd	825	66
Axos Financial Inc *	310	20
Banc of California Inc	843	12
Bank of America Corp	56,445	2,240
Bank of Hawaii Corp	1,051	66
Bank of Marin Bancorp	1,079	22
Bank of New York Mellon Corp/The	12,656	909
Bank of NT Butterfield & Son Ltd/The	1,324	49
Bank OZK	366	16
BankUnited Inc	346	13
Banner Corp	851	51
Berkshire Hathaway Inc, Cl B *	17,635	8,117
Berkshire Hills Bancorp Inc	1,501	40
BlackRock Inc, Cl A	1,878	1,783
Blackstone Inc	6,935	1,062

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Block Inc, Cl A *	1,553	$104
BOK Financial Corp	568	59
Bread Financial Holdings Inc	1,335	64
Brighthouse Financial Inc *	268	12
Brown & Brown Inc	290	30
Cadence Bank	1,525	49
Capital One Financial Corp	3,914	586
Capitol Federal Financial Inc	3,529	21
Carlyle Group Inc/The	923	40
Cass Information Systems Inc	865	36
Cathay General Bancorp	1,291	55
Cboe Global Markets Inc	99	20
Central Pacific Financial Corp	1,651	49
Charles Schwab Corp/The	16,432	1,065
Chimera Investment Corp ‡	800	13
Chubb Ltd	6,169	1,779
Cincinnati Financial Corp	891	121
Citigroup Inc	11,801	739
Citizens Financial Group Inc	3,587	147
City Holding Co	607	71
CME Group Inc, Cl A	3,763	830
CNA Financial Corp	253	12
Cohen & Steers Inc	764	73
Columbia Banking System Inc	1,640	43
Comerica Inc	1,232	74
Commerce Bancshares Inc/MO	1,808	107
Community Financial System Inc	710	41
ConnectOne Bancorp Inc	1,891	47
Corpay Inc *	277	87
Credit Acceptance Corp *	177	79
Cullen/Frost Bankers Inc	121	14
Dime Community Bancshares Inc	1,467	42
Discover Financial Services	5,502	772
Eagle Bancorp Inc	1,035	23
East West Bancorp Inc	1,710	142
Ellington Financial Inc ‡	2,748	35
Enterprise Financial Services Corp	1,063	55
Equitable Holdings Inc	432	18
Essent Group Ltd	970	62
Euronet Worldwide Inc *	74	7
Evercore Inc, Cl A	659	167
Everest Group Ltd	179	70
EVERTEC Inc	1,569	53
F&G Annuities & Life Inc	2,571	115
FactSet Research Systems Inc	306	141
FB Financial Corp	1,250	59
Federal Agricultural Mortgage Corp, Cl C	119	22
Fidelity National Financial Inc	1,063	66
Fidelity National Information Services Inc	7,874	659
Fifth Third Bancorp	4,599	197
First American Financial Corp	814	54
First BanCorp/Puerto Rico	821	17
First Busey Corp	1,790	47

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
First Citizens BancShares Inc/NC, Cl A	75	$138
First Commonwealth Financial Corp	3,365	58
First Financial Bancorp	1,921	48
First Financial Bankshares Inc	1,378	51
First Hawaiian Inc	3,126	72
First Horizon Corp	19,071	296
First Interstate BancSystem Inc, Cl A	1,171	36
First Merchants Corp	1,182	44
FirstCash Holdings Inc	612	70
Fiserv Inc *	2,979	535
FNB Corp/PA	3,907	55
Franklin Resources Inc	6,856	138
Genworth Financial Inc, Cl A *	10,439	72
German American Bancorp Inc	1,414	55
Global Payments Inc	842	86
Globe Life Inc	108	11
Goldman Sachs Group Inc/The	3,960	1,961
Goosehead Insurance Inc, Cl A *	215	19
HA Sustainable Infrastructure Capital Inc	4,606	159
Hancock Whitney Corp	1,142	58
Hanover Insurance Group Inc/The	124	18
HarborOne Bancorp Inc	861	11
Hartford Financial Services Group Inc/The	1,006	118
Heartland Financial USA Inc	1,003	57
Heritage Financial Corp/WA	1,744	38
Home BancShares Inc/AR	2,523	68
HomeStreet Inc	309	5
Hope Bancorp Inc	3,233	41
Horace Mann Educators Corp	1,125	39
Houlihan Lokey Inc, Cl A	192	30
Huntington Bancshares Inc/OH	9,540	140
Independent Bank Corp	580	34
Independent Bank Group Inc	846	49
Intercontinental Exchange Inc	2,562	412
Invesco Ltd	18,276	321
Invesco Mortgage Capital Inc ‡	323	3
Jack Henry & Associates Inc	636	112
Jackson Financial Inc, Cl A	1,486	136
Janus Henderson Group PLC	1,207	46
Jefferies Financial Group Inc	2,313	142
JPMorgan Chase & Co	26,967	5,686
KeyCorp	12,904	216
Kinsale Capital Group Inc	73	34
KKR & Co Inc	3,222	421
Lazard Inc, Cl A	2,316	117
Lemonade Inc *	1,665	27
LendingTree Inc *	175	10
Lincoln National Corp	3,621	114
Loews Corp	222	18
LPL Financial Holdings Inc	1,036	241
M&T Bank Corp	765	136
MarketAxess Holdings Inc	144	37
Marsh & McLennan Cos Inc	2,823	630

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Mastercard Inc, Cl A	9,928	$4,902
Mercury General Corp	233	15
MetLife Inc	6,576	542
MFA Financial Inc ‡	1,584	20
MGIC Investment Corp	3,455	88
Moelis & Co, Cl A	461	32
Moody's Corp	3,008	1,428
Morgan Stanley	12,464	1,299
Morningstar Inc	67	21
Mr Cooper Group Inc *	335	31
MSCI Inc, Cl A	635	370
Nasdaq Inc	7,134	521
NBT Bancorp Inc	1,213	54
NCR Atleos Corp *	167	5
Nelnet Inc, Cl A	145	16
New York Community Bancorp Inc	317	4
New York Mortgage Trust Inc ‡	1,944	12
NMI Holdings Inc, Cl A *	1,470	61
Northern Trust Corp	7,549	680
Northfield Bancorp Inc	2,868	33
OFG Bancorp	2,119	95
Old National Bancorp/IN	5,093	95
OneMain Holdings Inc, Cl A	258	12
Orchid Island Capital Inc, Cl A ‡	3,472	29
Pacific Premier Bancorp Inc	3,188	80
Palomar Holdings Inc, Cl A *	145	14
Pathward Financial Inc	266	18
PayPal Holdings Inc *	14,346	1,119
PennyMac Mortgage Investment Trust ‡	16,053	229
Pinnacle Financial Partners Inc	1,489	146
PNC Financial Services Group Inc/The	1,439	266
Popular Inc	1,507	151
PRA Group Inc *	1,320	30
Primerica Inc	323	86
Principal Financial Group Inc	662	57
ProAssurance Corp *	1,351	20
PROG Holdings Inc	832	40
Progressive Corp/The	7,459	1,893
Prosperity Bancshares Inc	1,192	86
Provident Financial Services Inc	4,392	82
Prudential Financial Inc	974	118
Radian Group Inc	1,924	67
Raymond James Financial Inc	1,949	239
Redwood Trust Inc ‡	2,992	23
Regions Financial Corp	49,142	1,147
Reinsurance Group of America Inc, Cl A	578	126
RenaissanceRe Holdings Ltd	69	19
Renasant Corp	1,366	44
Repay Holdings Corp, Cl A *	7,436	61
Rithm Capital Corp ‡	1,403	16
RLI Corp	545	84
S&P Global Inc	4,926	2,545
Sandy Spring Bancorp Inc	1,350	42

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Seacoast Banking Corp of Florida	1,616	$43
ServisFirst Bancshares Inc	187	15
SLM Corp	8,316	190
SouthState Corp	216	21
Starwood Property Trust Inc ‡	2,000	41
State Street Corp	9,337	826
Stifel Financial Corp	245	23
Synchrony Financial	4,720	235
Synovus Financial Corp	1,267	56
T Rowe Price Group Inc	2,711	295
Texas Capital Bancshares Inc *	822	59
TFS Financial Corp	573	7
TPG RE Finance Trust Inc ‡	2,439	21
Travelers Cos Inc/The	4,033	944
TriCo Bancshares	1,219	52
Triumph Financial Inc *	822	65
Truist Financial Corp	14,236	609
Trustmark Corp	1,410	45
Two Harbors Investment Corp ‡	1,597	22
UMB Financial Corp	715	75
Univest Financial Corp	1,820	51
Unum Group	1,638	97
Upstart Holdings Inc *	1,290	52
US Bancorp	3,943	180
Valley National Bancorp	4,269	39
Veritex Holdings Inc	348	9
Virtu Financial Inc, Cl A	3,026	92
Visa Inc, Cl A	19,709	5,419
W R Berkley Corp	370	21
Walker & Dunlop Inc	749	85
Washington Trust Bancorp Inc	924	30
Webster Financial Corp	2,008	94
Wells Fargo & Co	26,817	1,515
Westamerica BanCorp	731	36
Western Alliance Bancorp	1,801	156
Western Union Co/The	425	5
WEX Inc *	55	12
Willis Towers Watson PLC	907	267
Wintrust Financial Corp	708	77
XP Inc, Cl A	3,989	72
Zions Bancorp NA	1,771	84

		74,858
Health Care — 12.2%
Abbott Laboratories	23,059	2,629
AbbVie Inc	19,689	3,888
Acadia Healthcare Co Inc *	220	14
Accolade Inc *	956	4
AdaptHealth Corp, Cl A *	2,632	30
Adaptive Biotechnologies Corp *	1,704	9
Addus HomeCare Corp *	495	66
Agilent Technologies Inc	765	114
Agios Pharmaceuticals Inc *	1,062	47
Akero Therapeutics Inc *	913	26

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Alector Inc *	2,628	$12
Align Technology Inc *	311	79
Alkermes PLC *	2,433	68
Allogene Therapeutics Inc *	1,838	5
Alnylam Pharmaceuticals Inc *	562	155
Amedisys Inc *	56	5
Amgen Inc	6,232	2,008
Amicus Therapeutics Inc *	5,193	55
AMN Healthcare Services Inc *	832	35
AnaptysBio Inc *	1,908	64
Anika Therapeutics Inc *	920	23
Apellis Pharmaceuticals Inc *	1,789	52
Arcturus Therapeutics Holdings Inc *	483	11
Arrowhead Pharmaceuticals Inc *	251	5
Arvinas Inc *	1,298	32
Astrana Health Inc *	344	20
AtriCure Inc *	1,029	29
Avanos Medical Inc *	301	7
Avantor Inc *	1,656	43
Avidity Biosciences Inc *	2,388	110
Axonics Inc *	351	24
Azenta Inc *	207	10
Baxter International Inc	10,902	414
Becton Dickinson & Co	769	185
BioCryst Pharmaceuticals Inc *	1,030	8
Biogen Inc *	1,991	386
Biohaven Ltd *	45	2
BioLife Solutions Inc *	2,163	54
BioMarin Pharmaceutical Inc *	1,042	73
Bio-Rad Laboratories Inc, Cl A *	32	11
Bio-Techne Corp	212	17
Boston Scientific Corp *	16,399	1,374
Bridgebio Pharma Inc *	241	6
Bristol-Myers Squibb Co	12,713	658
Brookdale Senior Living Inc *	7,397	50
Cardinal Health Inc	1,413	156
CareDx Inc *	6,310	197
Cassava Sciences Inc *	614	18
Castle Biosciences Inc *	730	21
Catalent Inc *	949	58
Catalyst Pharmaceuticals Inc *	6,810	135
Cencora Inc, Cl A	589	133
Centene Corp *	4,805	362
Charles River Laboratories International Inc *	77	15
Cigna Group/The	4,207	1,458
Collegium Pharmaceutical Inc *	2,915	113
Cooper Cos Inc/The *	944	104
Corcept Therapeutics Inc *	3,878	180
CorVel Corp *	125	41
Crinetics Pharmaceuticals Inc *	2,310	118
CryoPort Inc *	871	7
CVS Health Corp	4,519	284

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cytokinetics Inc *	1,159	$61
Danaher Corp	10,043	2,792
DaVita Inc *	160	26
Denali Therapeutics Inc *	2,631	77
DENTSPLY SIRONA Inc	3,113	84
Dexcom Inc *	3,388	227
Editas Medicine Inc, Cl A *	1,596	5
Edwards Lifesciences Corp *	8,484	560
Elanco Animal Health Inc *	398	6
Elevance Health Inc	4,568	2,375
Eli Lilly & Co	9,056	8,023
Embecta Corp	887	13
Enanta Pharmaceuticals Inc *	785	8
Encompass Health Corp	164	16
Enhabit Inc *	82	1
Enovis Corp *	485	21
Envista Holdings Corp *	317	6
Exact Sciences Corp *	930	63
Exelixis Inc *	4,344	113
Fate Therapeutics Inc *	3,277	11
Fortrea Holdings Inc *	515	10
Fulgent Genetics Inc *	853	19
GE HealthCare Technologies Inc	153	14
Gilead Sciences Inc	14,228	1,193
Glaukos Corp *	167	22
Globus Medical Inc, Cl A *	179	13
GRAIL Inc *	352	5
Haemonetics Corp *	195	16
Halozyme Therapeutics Inc *	2,641	151
HCA Healthcare Inc	1,358	552
Health Catalyst Inc *	1,594	13
HealthEquity Inc *	673	55
Henry Schein Inc *	2,612	190
Hologic Inc *	927	76
Humana Inc	242	77
Ideaya Biosciences Inc *	4,068	129
IDEXX Laboratories Inc *	707	357
IGM Biosciences Inc *	1,084	18
Illumina Inc *	2,114	276
Inari Medical Inc *	419	17
Incyte Corp *	1,063	70
Innoviva Inc *	3,557	69
Inogen Inc *	706	7
Insmed Inc *	2,129	155
Insulet Corp *	65	15
Integer Holdings Corp *	625	81
Integra LifeSciences Holdings Corp *	188	3
Intellia Therapeutics Inc *	1,231	25
Intuitive Surgical Inc *	4,209	2,068
Ionis Pharmaceuticals Inc *	782	31
Iovance Biotherapeutics Inc *	1,433	13
IQVIA Holdings Inc *	491	116
iRhythm Technologies Inc *	210	16

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ironwood Pharmaceuticals Inc, Cl A *	3,844	$16
iTeos Therapeutics Inc *	5,921	60
Jazz Pharmaceuticals PLC *	616	69
Johnson & Johnson	30,457	4,936
Kiniksa Pharmaceuticals International Plc, Cl A *	801	20
Kodiak Sciences Inc *	1,218	3
Krystal Biotech Inc *	823	150
Kura Oncology Inc *	3,438	67
Labcorp Holdings Inc	515	115
Lantheus Holdings Inc *	1,789	196
Ligand Pharmaceuticals Inc *	462	46
LivaNova PLC *	657	35
MacroGenics Inc *	1,782	6
Madrigal Pharmaceuticals Inc *	531	113
McKesson Corp	527	261
Medtronic PLC	19,976	1,798
MeiraGTx Holdings plc *	4,240	18
Merck & Co Inc	31,776	3,609
Mettler-Toledo International Inc *	404	606
Moderna Inc *	3,544	237
Myriad Genetics Inc *	1,860	51
National Research Corp	779	18
Neogen Corp *	300	5
Neurocrine Biosciences Inc *	717	83
Nevro Corp *	83	—
Novavax Inc *	816	10
Novocure Ltd *	905	14
OmniAb Inc, Cl W *	2,263	10
Omnicell Inc *	466	20
Option Care Health Inc *	648	20
OraSure Technologies Inc *	6,042	26
Organon & Co	649	12
Pediatrix Medical Group Inc *	417	5
Pennant Group Inc/The *	1,609	57
Penumbra Inc *	72	14
Perrigo Co PLC	211	6
Pfizer Inc	67,874	1,964
Phreesia Inc *	361	8
Premier Inc, Cl A	2,266	45
Protagonist Therapeutics Inc *	1,083	49
Prothena Corp PLC *	5,314	89
PTC Therapeutics Inc *	1,021	38
QIAGEN NV	2,267	103
Quest Diagnostics Inc	865	134
Recursion Pharmaceuticals Inc, Cl A *	19,169	126
Regeneron Pharmaceuticals Inc *	1,105	1,162
REGENXBIO Inc *	456	5
Relay Therapeutics Inc *	11,508	82
Repligen Corp *	553	82
ResMed Inc	1,013	247
Revance Therapeutics Inc *	3,056	16
Revvity Inc	120	15

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Rocket Pharmaceuticals Inc *	932	$17
Sage Therapeutics Inc *	516	4
Sarepta Therapeutics Inc *	87	11
Simulations Plus Inc	1,477	47
Solventum Corp *	1,703	119
STAAR Surgical Co *	2,233	83
STERIS PLC	501	122
Stryker Corp	2,212	799
Supernus Pharmaceuticals Inc *	2,174	68
Surmodics Inc *	1,169	45
Tactile Systems Technology Inc *	728	11
Tandem Diabetes Care Inc *	144	6
Teleflex Inc	486	120
Theravance Biopharma Inc *	2,200	18
Thermo Fisher Scientific Inc	4,827	2,986
Travere Therapeutics Inc *	3,434	48
Twist Bioscience Corp *	606	27
Ultragenyx Pharmaceutical Inc *	1,143	64
United Therapeutics Corp *	559	200
UnitedHealth Group Inc	9,687	5,664
Universal Health Services Inc, Cl B	80	18
US Physical Therapy Inc	428	36
Utah Medical Products Inc	515	34
Varex Imaging Corp *	1,631	19
Vaxcyte Inc *	1,042	119
Veeva Systems Inc, Cl A *	1,157	243
Vericel Corp *	1,218	51
Vertex Pharmaceuticals Inc *	3,305	1,537
Viatris Inc, Cl W	1,277	15
Viking Therapeutics Inc *	1,343	85
Waters Corp *	395	142
West Pharmaceutical Services Inc	250	75
Xencor Inc *	1,686	34
Y-mAbs Therapeutics Inc *	3,117	41
Zentalis Pharmaceuticals Inc *	497	2
Zimmer Biomet Holdings Inc	3,501	378
Zimvie Inc *	350	6
Zoetis Inc, Cl A	6,022	1,177

		68,025
Industrials — 9.5%
3M Co	8,836	1,208
A O Smith Corp	1,708	153
AAON Inc	288	31
ABM Industries Inc	3,427	181
ACCO Brands Corp	5,214	29
Acuity Brands Inc	84	23
AerSale Corp *	23,976	121
AGCO Corp	149	15
Air Lease Corp, Cl A	1,053	48
Alamo Group Inc	86	15
Alaska Air Group Inc *	4,763	215
Albany International Corp, Cl A	8,103	720
Allegion PLC	855	125

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Allison Transmission Holdings Inc	1,870	$180
American Airlines Group Inc *	405	5
American Woodmark Corp *	461	43
AMETEK Inc	794	136
Apogee Enterprises Inc	1,229	86
Applied Industrial Technologies Inc	745	166
ArcBest Corp	336	36
Archer Aviation Inc, Cl A *	64,962	197
Arcosa Inc	1,128	107
Argan Inc	1,315	133
Armstrong World Industries Inc	161	21
Array Technologies Inc *	7,510	50
Astec Industries Inc	204	7
Astronics Corp *	9,088	177
Atkore Inc	453	38
Automatic Data Processing Inc	7,653	2,118
Avis Budget Group Inc	445	39
Axon Enterprise Inc *	1,902	760
AZZ Inc	1,071	88
Barnes Group Inc	807	33
Blink Charging Co *	1,491	3
Bloom Energy Corp, Cl A *	4,597	49
Brink's Co/The	540	62
Broadridge Financial Solutions Inc	720	155
Byrna Technologies Inc *	11,030	187
Cadre Holdings Inc	10,231	388
Carlisle Cos Inc	311	140
Carrier Global Corp	6,184	498
CBIZ Inc *	1,805	121
CH Robinson Worldwide Inc	148	16
Chart Industries Inc *	576	72
Cimpress PLC *	398	33
Cintas Corp	7,628	1,570
Clarivate PLC *	11,944	85
Clean Harbors Inc *	137	33
CNH Industrial NV	7,547	84
Comfort Systems USA Inc	988	386
Concentrix Corp	387	20
Construction Partners Inc, Cl A *	391	27
Copart Inc *	5,136	269
Core & Main Inc, Cl A *	1,715	76
Crane Co	135	21
CSG Systems International Inc	965	47
CSW Industrials Inc	116	42
CSX Corp	29,082	1,004
Cummins Inc	3,179	1,029
Custom Truck One Source Inc *	15,463	53
Dayforce Inc *	792	49
Deere & Co	4,735	1,976
Delta Air Lines Inc	12,403	630
Deluxe Corp	981	19
Distribution Solutions Group Inc *	3,044	117
DNOW Inc *	4,359	56

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Donaldson Co Inc	202	$15
Dover Corp	383	73
Dycom Industries Inc *	704	139
Eaton Corp PLC	6,490	2,151
EMCOR Group Inc	565	243
Emerson Electric Co	1,464	160
Enerpac Tool Group Corp, Cl A	2,369	99
EnerSys	664	68
Enovix Corp *	4,020	38
Enpro Inc	738	120
Enviri Corp *	7,225	75
Equifax Inc	64	19
Esab Corp	485	52
ESCO Technologies Inc	568	73
Eve Holding Inc *	97,727	317
ExlService Holdings Inc *	680	26
Expeditors International of Washington Inc	1,163	153
Exponent Inc	135	16
Fastenal Co	242	17
Federal Signal Corp	1,560	146
FedEx Corp	603	165
Ferguson Enterprises Inc	582	116
Flowserve Corp	239	12
Forrester Research Inc *	1,169	21
Fortune Brands Innovations Inc	174	16
Forward Air Corp	144	5
Franklin Electric Co Inc	180	19
FTAI Aviation Ltd	1,072	142
FTI Consulting Inc *	443	101
Gates Industrial Corp PLC *	886	16
GE Vernova Inc *	635	162
Generac Holdings Inc *	203	32
General Electric Co	8,110	1,529
Genpact Ltd	5,562	218
Gibraltar Industries Inc *	164	11
Graco Inc	223	20
Granite Construction Inc	1,780	141
Great Lakes Dredge & Dock Corp *	4,289	45
Greenbrier Cos Inc/The	1,583	81
GXO Logistics Inc *	1,041	54
Healthcare Services Group Inc *	422	5
Helios Technologies Inc	1,091	52
Herc Holdings Inc	1,012	161
Hexcel Corp	15,837	979
Hillenbrand Inc	300	8
HNI Corp	1,910	103
Howmet Aerospace Inc	8,758	878
Hubbell Inc, Cl B	78	33
Huron Consulting Group Inc *	1,227	133
ICF International Inc	545	91
IDEX Corp	68	15
Illinois Tool Works Inc	7,609	1,994
Ingersoll Rand Inc	11,165	1,096

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Insperity Inc	592	$52
Interface Inc, Cl A	12,208	232
Intuitive Machines Inc *	26,402	213
ITT Inc	918	137
JB Hunt Transport Services Inc	437	75
JetBlue Airways Corp *	837	5
Joby Aviation Inc *	15,834	80
John Bean Technologies Corp	439	43
Johnson Controls International PLC	8,308	645
Kadant Inc	65	22
Kelly Services Inc, Cl A	2,214	47
Kennametal Inc	1,343	35
Kforce Inc	444	27
Kirby Corp *	1,032	126
Knight-Swift Transportation Holdings Inc, Cl A	1,357	73
Korn Ferry	1,193	90
Landstar System Inc	83	16
LanzaTech Global Inc *	30,948	59
Lennox International Inc	44	27
Lincoln Electric Holdings Inc	1,027	197
Lindsay Corp	91	11
Liquidity Services Inc *	2,249	51
Loar Holdings Inc *	3,067	229
Luxfer Holdings PLC ADR	3,194	41
Lyft Inc, Cl A *	7,511	96
ManpowerGroup Inc	3,586	264
Marten Transport Ltd	592	10
Masco Corp	245	21
Masterbrand Inc *	174	3
Matson Inc	1,273	182
Maximus Inc	682	64
McGrath RentCorp	666	70
MDU Resources Group Inc	386	11
Middleby Corp/The *	103	14
MillerKnoll Inc	2,900	72
MRC Global Inc *	3,597	46
MSC Industrial Direct Co Inc, Cl A	1,115	96
Mueller Industries Inc	1,799	133
Nordson Corp	600	158
Norfolk Southern Corp	2,628	653
NuScale Power Corp *	7,211	83
NV5 Global Inc *	202	19
nVent Electric PLC	457	32
Old Dominion Freight Line Inc	84	17
Omega Flex Inc	70	3
OPENLANE Inc *	2,303	39
Oshkosh Corp	2,762	277
Otis Worldwide Corp	2,457	255
Owens Corning	4,500	794
PACCAR Inc	2,950	291
Parker-Hannifin Corp	477	301
Paychex Inc	2,612	350

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Paycom Software Inc	194	$32
Paycor HCM Inc *	8,733	124
Paylocity Holding Corp *	417	69
Pentair PLC	245	24
Pitney Bowes Inc	11,792	84
Planet Labs PBC *	11,494	26
Plug Power Inc *	4,368	10
Primoris Services Corp	1,960	114
Proto Labs Inc *	91	3
Quanta Services Inc	545	162
RB Global Inc	132	11
RBC Bearings Inc *	64	19
Redwire Corp *	21,353	147
Regal Rexnord Corp	1,068	177
Republic Services Inc, Cl A	969	195
Resideo Technologies Inc *	18,071	364
Resources Connection Inc	7,466	72
Robert Half Inc	806	54
Rocket Lab USA Inc *	33,678	328
Rockwell Automation Inc	1,620	435
Rollins Inc	3,532	179
RXO Inc *	1,041	29
Ryder System Inc	1,425	208
Saia Inc *	96	42
Schneider National Inc, Cl B	521	15
Sensata Technologies Holding PLC	4,273	153
Shyft Group Inc/The	429	5
Simpson Manufacturing Co Inc	643	123
SiteOne Landscape Supply Inc *	361	54
Snap-on Inc	318	92
Southwest Airlines Co	322	10
Spirit AeroSystems Holdings Inc, Cl A *	34,300	1,115
Spirit Airlines Inc	1,221	3
SPX Technologies Inc *	999	159
Standex International Corp	622	114
Stanley Black & Decker Inc	1,349	149
Steelcase Inc, Cl A	2,620	35
Stericycle Inc *	179	11
Sterling Infrastructure Inc *	972	141
Sunrun Inc *	1,979	36
Tennant Co	639	61
Terex Corp	341	18
Tetra Tech Inc	2,820	133
Timken Co/The	204	17
Toro Co/The	1,175	102
TPI Composites Inc *	472	2
Trane Technologies PLC	1,779	692
TransUnion	135	14
Trex Co Inc *	1,134	75
TriNet Group Inc	877	85
Trinity Industries Inc	511	18
TrueBlue Inc *	6,393	50
TTEC Holdings Inc	202	1

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Uber Technologies Inc *	13,641	$1,025
UFP Industries Inc	196	26
U-Haul Holding Co *	28	2
U-Haul Holding Co, Cl B	252	18
UniFirst Corp/MA	235	47
Union Pacific Corp	7,120	1,755
United Airlines Holdings Inc *	289	16
United Parcel Service Inc, Cl B	8,300	1,132
United Rentals Inc	1,306	1,058
Upwork Inc *	3,753	39
Valmont Industries Inc	76	22
Veralto Corp	1,397	156
Verisk Analytics Inc, Cl A	1,729	463
Vertiv Holdings Co, Cl A	1,255	125
Vestis Corp	130	2
Viad Corp *	2,883	103
Virgin Galactic Holdings Inc *	17,542	107
VirTra Inc *	13,409	83
Wabash National Corp	3,217	62
Waste Management Inc	6,467	1,343
Watsco Inc	52	26
Watts Water Technologies Inc, Cl A	507	105
WESCO International Inc	2,518	423
Westinghouse Air Brake Technologies Corp	465	85
WillScot Holdings Corp, Cl A *	590	22
WW Grainger Inc	1,310	1,361
Xylem Inc/NY	8,239	1,113
Zurn Elkay Water Solutions Corp	1,629	59

		53,131
Information Technology — 28.7%
8x8 Inc *	2,725	6
Accenture PLC, Cl A	8,189	2,895
ACI Worldwide Inc *	1,373	70
Adeia Inc	2,351	28
Adobe Inc *	4,882	2,528
ADTRAN Holdings Inc *	979	6
Advanced Energy Industries Inc	725	76
Advanced Micro Devices Inc *	17,571	2,883
Agilysys Inc *	323	35
Akamai Technologies Inc *	6,014	607
Alarm.com Holdings Inc *	1,192	65
Altair Engineering Inc, Cl A *	269	26
Ambarella Inc *	160	9
Amdocs Ltd	3,632	318
Amkor Technology Inc	3,864	118
Amphenol Corp, Cl A	9,296	606
Analog Devices Inc	2,948	679
ANSYS Inc *	683	218
Appian Corp, Cl A *	1,246	43
Apple Inc	144,954	33,774
Applied Materials Inc	12,856	2,598
Arista Networks Inc *	3,072	1,179
Arlo Technologies Inc *	7,542	91

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Arrow Electronics Inc *	1,639	$218
Asana Inc, Cl A *	3,091	36
ASGN Inc *	146	14
Aspen Technology Inc *	173	41
Atlassian Corp, Cl A *	76	12
Autodesk Inc *	3,559	980
Avnet Inc	325	18
Axcelis Technologies Inc *	951	100
Badger Meter Inc	775	169
Belden Inc	155	18
Benchmark Electronics Inc	1,447	64
Bentley Systems Inc, Cl B	1,422	72
BigCommerce Holdings Inc *	3,803	22
BILL Holdings Inc *	185	10
Blackbaud Inc *	629	53
Blackline Inc *	185	10
Box Inc, Cl A *	539	18
Broadcom Inc	46,870	8,085
Cadence Design Systems Inc *	3,902	1,058
CDW Corp/DE	806	182
Cerence Inc *	493	2
Ciena Corp *	1,223	75
Cirrus Logic Inc *	640	79
Cisco Systems Inc	55,187	2,937
Cloudflare Inc, Cl A *	1,522	123
Cognex Corp	203	8
Cognizant Technology Solutions Corp, Cl A	8,315	642
Coherent Corp *	265	24
Cohu Inc *	3,416	88
CommVault Systems Inc *	219	34
Consensus Cloud Solutions Inc *	180	4
Corning Inc	6,104	276
Crane NXT Co	135	8
Crowdstrike Holdings Inc, Cl A *	939	263
CTS Corp	301	15
Datadog Inc, Cl A *	1,589	183
DocuSign Inc, Cl A *	1,618	100
Dolby Laboratories Inc, Cl A	731	56
Domo Inc, Cl B *	297	2
Dropbox Inc, Cl A *	2,914	74
Dynatrace Inc *	465	25
E2open Parent Holdings Inc *	20,021	88
Elastic NV *	183	14
Enphase Energy Inc *	60	7
Envestnet Inc *	717	45
Extreme Networks Inc *	4,187	63
F5 Inc *	578	127
Fair Isaac Corp *	16	31
Fastly Inc, Cl A *	905	7
First Solar Inc *	1,385	345
Five9 Inc *	93	3
FormFactor Inc *	353	16
Fortinet Inc *	1,490	116

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Gartner Inc *	326	$165
Gen Digital Inc	4,737	130
GLOBALFOUNDRIES Inc *	1,732	70
Globant SA *	271	54
GoDaddy Inc, Cl A *	1,102	173
Guidewire Software Inc *	109	20
Hackett Group Inc/The	3,129	82
HubSpot Inc *	322	171
Ichor Holdings Ltd *	2,906	92
Infinera Corp *	6,579	44
Insight Enterprises Inc *	132	28
Intel Corp	45,980	1,079
InterDigital Inc	917	130
International Business Machines Corp	11,006	2,433
Intuit Inc	3,638	2,259
IPG Photonics Corp *	558	41
Itron Inc *	588	63
Jabil Inc	1,012	121
Juniper Networks Inc	7,826	305
Keysight Technologies Inc *	5,247	834
Kimball Electronics Inc *	2,142	40
KLA Corp	1,732	1,341
Knowles Corp *	2,314	42
Kulicke & Soffa Industries Inc	764	34
Kyndryl Holdings Inc *	2,624	60
Lam Research Corp	2,119	1,729
Lattice Semiconductor Corp *	369	20
Littelfuse Inc	60	16
Lumentum Holdings Inc *	660	42
Manhattan Associates Inc *	522	147
MARA Holdings Inc *	3,468	56
Marvell Technology Inc	7,143	515
Matterport Inc *	11,962	54
Microchip Technology Inc	1,268	102
Micron Technology Inc	11,221	1,164
Microsoft Corp	74,900	32,229
MicroStrategy Inc, Cl A *	690	116
MKS Instruments Inc	103	11
MongoDB Inc, Cl A *	574	155
Monolithic Power Systems Inc	64	59
N-able Inc *	317	4
nCino Inc *	3,450	109
NCR Voyix Corp *	334	5
NetApp Inc	2,936	363
NETGEAR Inc *	7,406	149
NetScout Systems Inc *	2,073	45
Novanta Inc *	98	18
Nutanix Inc, Cl A *	359	21
NVIDIA Corp	245,611	29,827
Okta Inc, Cl A *	812	60
ON Semiconductor Corp *	1,757	128
Oracle Corp	17,480	2,979
OSI Systems Inc *	497	75

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PagerDuty Inc *	1,821	$34
Palantir Technologies Inc, Cl A *	6,401	238
Palo Alto Networks Inc *	2,616	894
Pegasystems Inc	150	11
Perficient Inc *	181	14
Plexus Corp *	589	81
Power Integrations Inc	196	13
PowerSchool Holdings Inc, Cl A *	4,855	111
Procore Technologies Inc *	1,013	63
Progress Software Corp	1,206	81
PROS Holdings Inc *	818	15
PTC Inc *	677	122
Pure Storage Inc, Cl A *	685	34
Qorvo Inc *	100	10
QUALCOMM Inc	13,054	2,220
Qualys Inc *	591	76
Rambus Inc *	2,829	119
Rapid7 Inc *	393	16
RingCentral Inc, Cl A *	699	22
Riot Platforms Inc *	3,379	25
Rogers Corp *	392	44
Roper Technologies Inc	193	107
Salesforce Inc	10,934	2,993
Sanmina Corp *	189	13
ScanSource Inc *	1,292	62
Semtech Corp *	1,000	46
ServiceNow Inc *	2,243	2,006
Silicon Laboratories Inc *	437	50
Skyworks Solutions Inc	308	30
Smartsheet Inc, Cl A *	266	15
Snowflake Inc, Cl A *	3,330	382
SolarWinds Corp	317	4
SPS Commerce Inc *	152	30
Super Micro Computer Inc *	122	51
Synaptics Inc *	142	11
Synopsys Inc *	1,235	625
TD SYNNEX Corp	387	46
Teledyne Technologies Inc *	31	14
Teradata Corp *	2,108	64
Teradyne Inc	945	127
Texas Instruments Inc	6,761	1,397
Trimble Inc *	2,035	126
TTM Technologies Inc *	3,386	62
Tucows Inc, Cl A *	170	4
Turtle Beach Corp *	6,220	95
Twilio Inc, Cl A *	1,420	93
Tyler Technologies Inc *	393	229
Ubiquiti Inc	48	11
UiPath Inc, Cl A *	4,174	53
Unisys Corp *	689	4
Unity Software Inc *	2,638	60
Universal Display Corp	1,955	410
Varonis Systems Inc, Cl B *	327	18

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Verint Systems Inc *	947	$24
VeriSign Inc *	802	152
ViaSat Inc *	693	8
Viavi Solutions Inc *	3,355	30
Western Digital Corp *	2,423	165
Wolfspeed Inc *	248	2
Workday Inc, Cl A *	2,079	508
Workiva Inc, Cl A *	1,224	97
Xerox Holdings Corp	4,697	49
Xperi Inc *	940	9
Zebra Technologies Corp, Cl A *	438	162
Zoom Video Communications Inc, Cl A *	2,001	140
Zscaler Inc *	491	84

		160,838
Materials — 3.0%
AdvanSix Inc	1,143	35
Air Products and Chemicals Inc	3,989	1,188
Albemarle Corp	752	71
Alcoa Corp	4,188	162
Amcor PLC	4,821	55
AptarGroup Inc	1,944	311
Arcadium Lithium PLC *	13,971	40
Arch Resources Inc	94	13
Ashland Inc	152	13
ATI Inc *	2,362	158
Avery Dennison Corp	88	19
Avient Corp	1,216	61
Axalta Coating Systems Ltd *	3,085	112
Balchem Corp	107	19
Ball Corp	13,648	927
Berry Global Group Inc	3,314	225
Cabot Corp	238	27
Carpenter Technology Corp	1,006	161
Celanese Corp, Cl A	93	13
CF Industries Holdings Inc	1,865	160
Chemours Co/The	2,832	58
Cleveland-Cliffs Inc *	6,197	79
Coeur Mining Inc *	6,945	48
Commercial Metals Co	1,211	67
Compass Minerals International Inc	851	10
Constellium SE, Cl A *	4,520	73
Corteva Inc	885	52
CRH PLC	1,464	136
Crown Holdings Inc	9,429	904
Dow Inc	6,392	349
DuPont de Nemours Inc	1,359	121
Eagle Materials Inc	126	36
Eastman Chemical Co	8,589	962
Ecolab Inc	2,293	585
FMC Corp	2,400	158
Freeport-McMoRan Inc	26,012	1,298
Graphic Packaging Holding Co	681	20
Greif Inc, Cl A	1,122	70

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Greif Inc, Cl B	1,759	$123
HB Fuller Co	158	13
Huntsman Corp	475	11
Ingevity Corp *	563	22
Innospec Inc	499	56
International Flavors & Fragrances Inc	2,307	242
International Paper Co	360	18
Knife River Corp *	96	9
Linde PLC	7,444	3,550
Louisiana-Pacific Corp	1,155	124
LyondellBasell Industries NV, Cl A	2,182	209
Martin Marietta Materials Inc	397	214
Metallus Inc *	5,421	80
Minerals Technologies Inc	182	14
Mosaic Co/The	3,590	96
Newmont Corp	17,630	942
Novagold Resources Inc *	1,266	5
Nucor Corp	1,828	275
O-I Glass Inc, Cl I *	9,926	130
Packaging Corp of America	101	22
PPG Industries Inc	2,274	301
Quaker Chemical Corp	55	9
Radius Recycling Inc, Cl A	1,418	26
Reliance Inc	412	119
Royal Gold Inc	512	72
Scotts Miracle-Gro Co/The	163	14
Sealed Air Corp	293	11
Sensient Technologies Corp	161	13
Sherwin-Williams Co/The	915	349
Smurfit WestRock PLC	336	17
Sonoco Products Co	185	10
Southern Copper Corp	275	32
Steel Dynamics Inc	2,648	334
Stepan Co	138	11
Summit Materials Inc, Cl A *	447	17
Sylvamo Corp	32	3
TriMas Corp	1,583	40
Tronox Holdings PLC	4,385	64
United States Lime & Minerals Inc	490	48
United States Steel Corp	3,709	131
Vulcan Materials Co	665	166
Warrior Met Coal Inc	969	62
Westlake Corp	137	21
Worthington Steel Inc	223	8

		16,829
Real Estate — 2.7%
Acadia Realty Trust ‡	1,946	46
Agree Realty Corp ‡	736	55
Alexander & Baldwin Inc ‡	2,342	45
Alexandria Real Estate Equities Inc ‡	846	100
American Homes 4 Rent, Cl A ‡	375	14
American Tower Corp, Cl A ‡	5,189	1,207
Anywhere Real Estate Inc *	4,621	23

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Apartment Investment and Management Co, Cl A *‡	1,711	$15
Apple Hospitality REIT Inc ‡	718	11
AvalonBay Communities Inc ‡	3,261	735
Brandywine Realty Trust ‡	14,492	79
Brixmor Property Group Inc ‡	4,703	131
BXP Inc ‡	1,468	118
Camden Property Trust ‡	125	15
CareTrust REIT Inc ‡	2,438	75
CBRE Group Inc, Cl A *	13,527	1,684
Community Healthcare Trust Inc ‡	1,136	21
COPT Defense Properties ‡	3,986	121
CoStar Group Inc *	1,202	91
Cousins Properties Inc ‡	289	9
Crown Castle Inc ‡	4,174	495
CubeSmart ‡	377	20
Cushman & Wakefield PLC *	2,593	35
DiamondRock Hospitality Co ‡	4,575	40
Digital Realty Trust Inc ‡	2,674	433
Douglas Emmett Inc ‡	448	8
EastGroup Properties Inc ‡	306	57
Elme Communities ‡	1,705	30
Empire State Realty Trust Inc, Cl A ‡	5,592	62
EPR Properties ‡	735	36
Equinix Inc ‡	1,035	919
Equity Commonwealth *‡	846	17
Equity LifeStyle Properties Inc ‡	167	12
Equity Residential ‡	3,485	260
Essential Properties Realty Trust Inc ‡	2,028	69
Essex Property Trust Inc ‡	454	134
Extra Space Storage Inc ‡	959	173
Federal Realty Investment Trust ‡	114	13
First Industrial Realty Trust Inc ‡	263	15
Four Corners Property Trust Inc ‡	1,848	54
Gaming and Leisure Properties Inc ‡	283	15
Healthcare Realty Trust Inc, Cl A ‡	392	7
Healthpeak Properties Inc ‡	11,240	257
Highwoods Properties Inc ‡	247	8
Host Hotels & Resorts Inc ‡	5,040	89
Howard Hughes Holdings Inc *	795	62
Hudson Pacific Properties Inc ‡	2,475	12
Innovative Industrial Properties Inc, Cl A ‡	59	8
Invitation Homes Inc ‡	1,509	53
Iron Mountain Inc ‡	1,626	193
JBG SMITH Properties ‡	2,065	36
Jones Lang LaSalle Inc *	1,270	343
Kilroy Realty Corp ‡	2,593	100
Kimco Realty Corp ‡	7,790	181
Kite Realty Group Trust ‡	3,286	87
Lamar Advertising Co, Cl A ‡	1,059	141
LTC Properties Inc ‡	1,142	42
LXP Industrial Trust ‡	966	10
Macerich Co/The ‡	5,508	100

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Marcus & Millichap Inc	1,380	$55
Medical Properties Trust Inc ‡	2,513	15
Mid-America Apartment Communities Inc ‡	318	51
NET Lease Office Properties ‡	10	—
Newmark Group Inc, Cl A	3,753	58
Omega Healthcare Investors Inc ‡	1,229	50
Orion Office REIT Inc ‡	124	1
Outfront Media Inc ‡	1,951	36
Paramount Group Inc ‡	5,922	29
Park Hotels & Resorts Inc ‡	1,996	28
Pebblebrook Hotel Trust ‡	1,899	25
Piedmont Office Realty Trust Inc, Cl A ‡	2,333	24
PotlatchDeltic Corp ‡	231	10
Prologis Inc ‡	13,727	1,733
Public Storage ‡	384	140
Rayonier Inc ‡	1,593	51
RE/MAX Holdings Inc, Cl A	1,292	16
Realty Income Corp ‡	2,112	134
Redfin Corp *	458	6
Regency Centers Corp ‡	17,514	1,265
Rexford Industrial Realty Inc ‡	241	12
RLJ Lodging Trust ‡	2,849	26
RMR Group Inc/The, Cl A	1,095	28
Ryman Hospitality Properties Inc ‡	577	62
Safehold Inc ‡	968	25
SBA Communications Corp, Cl A ‡	684	165
Seaport Entertainment Group Inc *	88	2
Service Properties Trust ‡	483	2
Simon Property Group Inc ‡	698	118
SITE Centers Corp ‡	934	56
SL Green Realty Corp ‡	2,468	172
St Joe Co/The	460	27
STAG Industrial Inc ‡	359	14
Star Holdings *‡	480	7
Summit Hotel Properties Inc ‡	4,173	29
Sun Communities Inc ‡	272	37
Tanger Inc ‡	647	21
UDR Inc ‡	250	11
Uniti Group Inc ‡	1,247	7
Urban Edge Properties ‡	2,679	57
Ventas Inc ‡	2,183	140
VICI Properties Inc, Cl A ‡	3,317	111
Vornado Realty Trust ‡	2,903	114
Welltower Inc ‡	4,270	547
Weyerhaeuser Co ‡	17,005	576
WP Carey Inc ‡	149	9
Xenia Hotels & Resorts Inc ‡	2,347	35
Zillow Group Inc, Cl C *	1,112	71

		15,429
Utilities — 2.0%
AES Corp/The	5,282	106
ALLETE Inc	620	40
Alliant Energy Corp	213	13

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ameren Corp	141	$12
American Electric Power Co Inc	5,930	608
American States Water Co	580	48
American Water Works Co Inc	2,717	397
Atmos Energy Corp	461	64
Avangrid Inc	1,720	62
Brookfield Infrastructure Corp, Cl A	1,827	79
CenterPoint Energy Inc	434	13
Clearway Energy Inc, Cl A	1,758	50
Clearway Energy Inc, Cl C	456	14
CMS Energy Corp	20,708	1,463
Consolidated Edison Inc	1,130	118
Constellation Energy Corp	1,050	273
Dominion Energy Inc	2,121	123
DTE Energy Co	876	112
Duke Energy Corp	11,833	1,364
Edison International	3,288	286
Entergy Corp	2,276	300
Essential Utilities Inc	331	13
Evergy Inc	180	11
Eversource Energy	10,983	747
Exelon Corp	11,090	450
FirstEnergy Corp	1,531	68
Hawaiian Electric Industries Inc	249	2
IDACORP Inc, Cl Rights	108	11
MGE Energy Inc	631	58
National Fuel Gas Co	223	13
New Jersey Resources Corp	1,111	52
NextEra Energy Inc	26,367	2,229
NiSource Inc	419	15
Northwest Natural Holding Co	699	29
NRG Energy Inc	323	29
OGE Energy Corp	261	11
Ormat Technologies Inc	644	50
PG&E Corp	692	14
Pinnacle West Capital Corp	1,420	126
Portland General Electric Co	894	43
PPL Corp	2,577	85
Public Service Enterprise Group Inc	210	19
Sempra	6,186	517
SJW Group	716	42
Southern Co/The	5,217	470
Sunnova Energy International Inc *	810	8
TXNM Energy Inc	975	43
UGI Corp	253	6
Vistra Corp	1,097	130
WEC Energy Group Inc	1,179	113
Xcel Energy Inc	1,637	107

		11,056
Total Common Stock
(Cost $226,412) ($ Thousands)		553,168

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Abiomed Inc *‡‡	332	$–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	3,370,447	3,370
Total Cash Equivalent
(Cost $3,370) ($ Thousands)		3,370
Total Investments in Securities — 99.5%
(Cost $229,782) ($ Thousands)		$556,538

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Growth Fund (Concluded)

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	4	Dec-2024	$448	$450	$2
S&P 500 Index E-MINI	11	Dec-2024	3,136	3,198	62
			$3,584	$3,648	$64

The futures contracts are considered to have equity rate risk associated with them.

Percentages are based on Net Assets of $559,507 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2024.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

The following is a summary of the transactions with affiliates for the period ended September 30, 2024 ($ Thousands):

Security Description	Value 6/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,631	$16,252	$(16,513)	$—	$—	$3,370	$84	$—

Amounts designated as "—" are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 41.0%
Agency Mortgage-Backed Obligations — 34.6%
FHLMC
6.587%, US0012M + 1.598%, 06/01/2047(A)	$236	$244
6.500%, 12/01/2035 to 04/01/2054	704	731
6.484%, US0012M + 1.625%, 10/01/2046(A)	386	399
6.000%, 03/01/2035 to 04/01/2054	1,953	2,025
5.500%, 12/01/2036 to 05/01/2054	2,660	2,724
5.000%, 11/01/2035 to 05/01/2054	1,829	1,854
4.500%, 06/01/2038 to 11/01/2052	2,490	2,495
4.000%, 07/01/2037 to 02/01/2053	2,816	2,751
3.500%, 04/01/2033 to 06/01/2052	1,889	1,794
3.100%, US0012M + 1.621%, 02/01/2050(A)	100	99
3.008%, US0012M + 1.628%, 11/01/2048(A)	308	300
3.000%, 09/01/2032 to 06/01/2052	4,177	3,826
2.931%, US0012M + 1.619%, 11/01/2047(A)	98	98
2.500%, 08/01/2030 to 04/01/2052	8,198	7,263
2.000%, 09/01/2040 to 03/01/2052	4,762	4,075
1.500%, 11/01/2040 to 02/01/2051	1,328	1,106
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1515, Cl X1, IO
1.635%, 02/25/2035(A)	2,278	248
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1516, Cl X1, IO
1.628%, 05/25/2035(A)	840	98
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
1.047%, 09/25/2030(A)	13,583	625
FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1517, Cl X1, IO
1.436%, 07/25/2035(A)	234	24
FHLMC Multifamily Structured Pass-Through Certificates, Ser K740, Cl X1, IO
0.823%, 09/25/2027(A)	7,813	143
FHLMC Multifamily Structured Pass-Through Certificates, Ser KG06, Cl X1, IO
0.627%, 10/25/2031(A)	6,489	190
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.780%, SOFR30A + 1.500%, 10/25/2041(A)(B)	230	231
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
7.130%, SOFR30A + 1.850%, 01/25/2042(A)(B)	420	426
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.580%, SOFR30A + 1.300%, 02/25/2042(A)(B)	44	44

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.480%, SOFR30A + 2.200%, 05/25/2042(A)(B)	$172	$175
FHLMC, Ser 2011-3947, Cl SG, IO
0.493%, 10/15/2041(A)	62	7
FHLMC, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	13	–
FHLMC, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	31	1
FHLMC, Ser 2012-4099, Cl ST, IO
0.543%, 08/15/2042(A)	39	4
FHLMC, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	44	7
FHLMC, Ser 2013-4203, Cl PS, IO
0.793%, 09/15/2042(A)	56	5
FHLMC, Ser 2014-334, Cl S7, IO
0.643%, 08/15/2044(A)	18	2
FHLMC, Ser 2014-4310, Cl SA, IO
0.493%, 02/15/2044(A)	16	2
FHLMC, Ser 2014-4335, Cl SW, IO
0.543%, 05/15/2044(A)	32	4
FHLMC, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	135	122
FHLMC, Ser 2014-4415, Cl IO, IO
0.959%, 04/15/2041(A)	15	1
FHLMC, Ser 2016-353, Cl S1, IO
0.543%, 12/15/2046(A)	56	7
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	26	23
FHLMC, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	418	92
FHLMC, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	224	36
FHLMC, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	311	47
FHLMC, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	76	12
FHLMC, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	78	10
FHLMC, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	467	58
FHLMC, Ser 2022-5206, Cl IJ, IO
4.000%, 04/15/2048	1,026	199
FHLMC, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	300	281
FHLMC, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	897	107
FHLMC, Ser 2023-5377, Cl IO, IO
2.500%, 12/25/2051	850	105
FNMA
7.000%, 11/01/2037 to 11/01/2038	11	12
6.500%, 01/01/2038 to 03/01/2054	838	871

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
6.393%, 01/01/2036(A)	$19	$19
6.280%, US0012M + 1.423%, 05/01/2043(A)	84	86
6.247%, US0012M + 1.700%, 03/01/2036(A)	16	17
6.000%, 07/01/2041 to 03/01/2054	981	1,015
5.500%, 02/01/2035 to 11/01/2053	3,591	3,658
5.000%, 11/01/2025 to 06/01/2054	5,632	5,723
4.500%, 02/01/2035 to 08/01/2058	4,371	4,377
4.000%, 06/01/2025 to 06/01/2057	6,590	6,446
3.500%, 04/01/2033 to 03/01/2057	8,325	7,924
3.000%, 07/01/2035 to 06/01/2052	9,530	8,778
2.500%, 03/01/2035 to 09/01/2061	14,993	13,310
2.000%, 07/01/2031 to 04/01/2052	9,517	8,174
1.500%, 11/01/2041 to 03/01/2051	535	431
FNMA Interest, Ser 2012-409, Cl C18, IO
4.000%, 04/25/2042	7	1
FNMA, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	238	241
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	69	73
FNMA, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	–	–
FNMA, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	120	110
FNMA, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	58	1
FNMA, Ser 2013-124, Cl SB, IO
0.555%, 12/25/2043(A)	18	2
FNMA, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	1	–
FNMA, Ser 2013-54, Cl BS, IO
0.755%, 06/25/2043(A)	15	2
FNMA, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	21	1
FNMA, Ser 2014-47, Cl AI, IO
0.892%, 08/25/2044(A)	79	5
FNMA, Ser 2014-6, Cl Z
2.500%, 02/25/2044	131	116
FNMA, Ser 2015-55, Cl IO, IO
0.675%, 08/25/2055(A)	9	–
FNMA, Ser 2015-56, Cl AS, IO
0.755%, 08/25/2045(A)	25	3
FNMA, Ser 2017-76, Cl SB, IO
0.705%, 10/25/2057(A)	108	15
FNMA, Ser 2017-85, Cl SC, IO
0.805%, 11/25/2047(A)	49	5
FNMA, Ser 2018-74, Cl AB
3.500%, 10/25/2048	61	57
FNMA, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	109	68
FNMA, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	162

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	$72	$11
FNMA, Ser 2020-57, Cl TA
2.000%, 04/25/2050	90	80
FNMA, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	665	112
FNMA, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	398	66
FNMA, Ser 2021-61, Cl KI, IO
2.500%, 04/25/2049	502	74
FNMA, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	896	109
FRESB Mortgage Trust, Ser 2018-SB48, Cl A10F
3.370%, 02/25/2028(A)	349	338
FRESB Mortgage Trust, Ser 2019-SB58, Cl A10F
3.610%, 10/25/2028(A)	509	500
GNMA
6.500%, 09/20/2053 to 01/20/2054	1,463	1,515
6.000%, 09/20/2053 to 02/20/2054	1,619	1,666
5.500%, 02/20/2037 to 08/20/2053	1,208	1,223
5.000%, 12/20/2038 to 08/20/2053	1,346	1,364
4.600%, 09/15/2034	764	773
4.500%, 05/20/2040 to 09/20/2052	1,794	1,799
4.000%, 01/15/2041 to 06/20/2052	1,718	1,679
3.500%, 06/20/2044 to 06/20/2052	1,666	1,575
3.000%, 09/15/2042 to 04/20/2052	1,705	1,550
2.500%, 02/20/2027 to 12/20/2051	3,895	3,425
2.000%, 10/20/2050 to 04/20/2051	3,444	2,903
GNMA, Ser 108, Cl IO, IO
0.967%, 06/16/2061(A)	3,248	230
GNMA, Ser 113, Cl Z
2.000%, 09/16/2061	2,301	1,267
GNMA, Ser 113, Cl IO, IO
1.169%, 02/16/2058(A)	4,061	198
GNMA, Ser 182, Cl IA, IO
0.700%, 06/16/2063	4,850	205
GNMA, Ser 2012-34, Cl SA, IO
0.975%, 03/20/2042(A)	14	2
GNMA, Ser 2012-H18, Cl NA
5.987%, US0001M + 0.520%, 08/20/2062(A)	25	25
GNMA, Ser 2012-H30, Cl GA
5.817%, US0001M + 0.350%, 12/20/2062(A)	115	114
GNMA, Ser 2013-107, Cl AD
2.797%, 11/16/2047(A)	32	29
GNMA, Ser 2013-85, Cl IA, IO
0.524%, 03/16/2047(A)	304	3
GNMA, Ser 2013-95, Cl IO, IO
0.384%, 04/16/2047(A)	633	5

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-H01, Cl TA
5.967%, US0001M + 0.500%, 01/20/2063(A)	$1	$1
GNMA, Ser 2013-H08, Cl BF
5.867%, US0001M + 0.400%, 03/20/2063(A)	135	134
GNMA, Ser 2013-H21, Cl FB
6.167%, US0001M + 0.700%, 09/20/2063(A)	30	30
GNMA, Ser 2014-105, Cl IO, IO
0.130%, 06/16/2054(A)	41	–
GNMA, Ser 2014-186, Cl IO, IO
0.370%, 08/16/2054(A)	194	2
GNMA, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	38	6
GNMA, Ser 2015-H20, Cl FA
5.937%, US0001M + 0.470%, 08/20/2065(A)	130	130
GNMA, Ser 2018-168, Cl PA
4.000%, 08/20/2048	38	37
GNMA, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	69	10
GNMA, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	68	9
GNMA, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	71	10
GNMA, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	269	30
GNMA, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	337	39
GNMA, Ser 2020-H04, Cl FP
5.967%, US0001M + 0.500%, 06/20/2069(A)	96	96
GNMA, Ser 2020-H09, Cl FL
6.617%, US0001M + 1.150%, 05/20/2070(A)	59	60
GNMA, Ser 2020-H13, Cl FM
5.867%, US0001M + 0.400%, 08/20/2070(A)	145	144
GNMA, Ser 2020-H13, Cl FA
5.917%, US0001M + 0.450%, 07/20/2070(A)	429	423
GNMA, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	1,191	167
GNMA, Ser 2021-188, Cl PA
2.000%, 10/20/2051	194	163
GNMA, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	1,310	204
GNMA, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	1,117	154
GNMA, Ser 2022-189, Cl PT
2.500%, 10/20/2051	178	152

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2022-9, Cl GA
2.000%, 01/20/2052	$157	$133
GNMA, Ser 220, Cl E
3.000%, 10/16/2064(A)	100	76
GNMA, Ser 3, Cl IO, IO
0.640%, 02/16/2061(A)	950	47
GNMA, Ser 82, Cl Z
2.000%, 02/16/2064	210	115

		122,035
Non-Agency Mortgage-Backed Obligations — 6.4%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
6.298%, US0001M + 0.880%, 09/15/2034(A)(B)	130	127
BANK 2021-BNK36, Ser BN36, Cl A5
2.470%, 09/15/2064	410	360
BANK 2022-BNK42, Ser BNK42, Cl A5
4.493%, 06/15/2055(A)	450	446
BANK5 2023-5YR3, Ser 5YR3, Cl A2
6.255%, 09/15/2056	400	420
BBCMS Mortgage Trust 2024-5C25, Ser 5C25, Cl A3
5.946%, 03/15/2057	759	799
Benchmark Mortgage Trust, Ser 2021-B26, Cl A3
2.391%, 06/15/2054	604	551
BPR Trust, Ser TY, Cl B
6.361%, US0001M + 1.150%, 09/15/2038(A)(B)	370	363
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	19	18
BRAVO Residential Funding Trust, Ser 2022-NQM3, Cl A1
5.108%, 07/25/2062(A)(B)	289	288
BX Commercial Mortgage Trust 2024-XL4, Ser XL4, Cl A
6.539%, TSFR1M + 1.442%, 02/15/2039(A)(B)	597	597
BX Commercial Mortgage Trust, Ser AHP, Cl A
6.087%, TSFR1M + 0.990%, 01/17/2039(A)(B)	630	624
BX Commercial Mortgage Trust, Ser LP2, Cl A
6.109%, TSFR1M + 1.013%, 02/15/2039(A)(B)	311	310
BX Commercial Mortgage Trust, Ser VOLT, Cl A
5.911%, US0001M + 0.700%, 09/15/2036(A)(B)	635	631

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Trust 2024-VLT4, Ser VLT4, Cl B
7.037%, TSFR1M + 1.941%, 07/15/2029(A)(B)	$250	$250
BX Trust, Ser CLS, Cl A
5.760%, 10/13/2027(B)	534	539
BX Trust, Ser LBA6, Cl A
6.097%, TSFR1M + 1.000%, 01/15/2039(A)(B)	110	109
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035(B)	174	170
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	100
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	373	369
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(B)(C)	70	67
Connecticut Avenue Securities Trust 2023-R06, Ser 2023-R06, Cl 1M2
7.980%, SOFR30A + 2.700%, 07/25/2043(A)(B)	240	248
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.930%, SOFR30A + 1.650%, 12/25/2041(A)(B)	440	443
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(B)	249	229
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(B)	135	118
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(B)	109	93
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(A)(B)	88	78
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(A)(B)	332	302
DC Commercial Mortgage Trust 2023-DC, Ser DC, Cl A
6.314%, 09/12/2040(B)	410	430
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(B)	242	221
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	256	215
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(B)	85	75
GS Mortgage Securities II, Ser 2018-SRP5, Cl A
6.944%, US0001M + 1.800%, 09/15/2031(A)(B)	223	159

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2014-GC24, Cl A5
3.931%, 09/10/2047	$37	$37
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(B)	107	105
JP Morgan Mortgage Trust Series 2024-4, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(B)	450	456
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl D
9.193%, US0001M + 3.750%, 05/15/2028(A)(B)	115	98
JPMorgan Chase Commercial Mortgage Securities Trust, Ser ACB, Cl A
6.742%, SOFR30A + 1.400%, 03/15/2039(A)(B)	300	299
JPMorgan Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A5
3.672%, 11/15/2047	472	471
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048(A)(B)	78	71
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	124	121
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 05/15/2048	473	467
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	510	503
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2017-C34, Cl ASB
3.354%, 11/15/2052	340	334
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C30, Cl A4
2.600%, 09/15/2049	399	386
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C33, Cl A5
3.599%, 05/15/2050	170	165
MTN Commercial Mortgage Trust, Ser LPFL, Cl A
6.497%, TSFR1M + 1.397%, 03/15/2039(A)(B)	410	407
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl B
3.655%, 08/15/2036(B)	240	203
New Residential Mortgage Loan Trust, Ser 2018-RPL1, Cl M2
3.500%, 12/25/2057(A)(B)	240	210
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(B)	181	175

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	$181	$176
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	75	71
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(B)	53	47
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	81	72
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(B)(C)	301	299
NYC Trust 2024-3ELV, Ser 3ELV, Cl A
7.087%, TSFR1M + 1.991%, 08/15/2029(A)(B)	100	100
OBX 2024-NQM11 Trust, Ser 2024-NQM11, Cl A3
6.230%, 06/25/2064(B)(C)	242	245
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	220	182
OBX Trust, Ser 2021-NQM2, Cl A3
1.563%, 05/25/2061(A)(B)	182	154
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(A)(B)	124	103
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(B)	297	267
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	197	169
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(A)(B)	172	145
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(B)	124	109
RCKT Mortgage Trust 2024-INV1, Ser 2024-INV1, Cl A1
6.500%, 06/25/2054(A)(B)	97	98
Residential Mortgage Loan Trust, Ser 2019-3, Cl A3
3.044%, 09/25/2059(A)(B)	9	9
Residential Mortgage Loan Trust, Ser 2019-3, Cl A2
2.941%, 09/25/2059(A)(B)	9	9
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060(A)(B)	5	5
Seasoned Credit Risk Transfer Trust, Ser 2017-2, Cl MA
3.000%, 08/25/2056	171	161
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	416	404

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	$345	$335
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/26/2058	482	467
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	642	607
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl MAU
3.250%, 11/25/2061	805	764
Sequoia Mortgage Trust 2024-4, Ser 2024-4, Cl A4
6.000%, 05/25/2054(A)(B)	449	455
Sequoia Mortgage Trust 2024-6, Ser 2024-6, Cl A5
6.000%, 07/27/2054(A)(B)	491	498
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(B)	343	323
Shops at Crystals Trust, Ser 2016-CSTL, Cl A
3.126%, 07/05/2036(B)	100	97
SLG Office Trust, Ser 2021-OVA, Cl A
2.585%, 07/15/2041(B)	510	443
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
6.869%, US0001M + 1.900%, 05/25/2058(A)(B)	100	103
UBS Commercial Mortgage Trust 2019-C16, Ser C16, Cl ASB
3.460%, 04/15/2052	255	250
Wells Fargo Commercial Mortgage Trust 2024-C63, Ser C63, Cl A5
5.309%, 08/15/2057	110	116
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl ASB
3.371%, 09/15/2057	39	39
Wells Fargo Commercial Mortgage Trust, Ser C29, Cl A4
3.637%, 06/15/2048	606	600
Wells Fargo Commercial Mortgage Trust, Ser C38, Cl A5
3.453%, 07/15/2050	180	175
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.499%, 10/15/2057(A)	270	241

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.535%, 10/15/2057(A)	$323	$–

		22,595
Total Mortgage-Backed Securities
(Cost $151,089) ($ Thousands)		144,630

CORPORATE OBLIGATIONS — 25.2%
Communication Services — 1.7%
Alphabet
1.900%, 08/15/2040	40	29
1.100%, 08/15/2030	40	34
0.450%, 08/15/2025	20	19
AT&T
4.250%, 03/01/2027	150	150
2.550%, 12/01/2033	472	398
2.300%, 06/01/2027	120	115
Charter Communications Operating
5.050%, 03/30/2029	220	219
4.908%, 07/23/2025	113	113
4.400%, 04/01/2033	110	100
3.750%, 02/15/2028	200	192
Comcast
4.250%, 10/15/2030	40	40
4.150%, 10/15/2028	250	250
3.950%, 10/15/2025	210	209
3.750%, 04/01/2040	20	17
3.450%, 02/01/2050	40	30
3.400%, 04/01/2030	140	134
3.300%, 04/01/2027	30	30
3.250%, 11/01/2039	30	25
3.150%, 03/01/2026	30	30
2.937%, 11/01/2056	27	18
2.800%, 01/15/2051	30	20
Fox
4.709%, 01/25/2029	30	30
Prosus MTN
3.061%, 07/13/2031 (B)	410	362
T-Mobile USA
5.150%, 04/15/2034	30	31
3.875%, 04/15/2030	390	379
3.750%, 04/15/2027	20	20
3.500%, 04/15/2025	150	149
3.375%, 04/15/2029	219	210
2.550%, 02/15/2031	190	169
2.050%, 02/15/2028	20	19
Verizon Communications
5.500%, 02/23/2054	70	73
4.780%, 02/15/2035 (B)	200	200
4.500%, 08/10/2033	20	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 03/22/2050	$30	$25
3.875%, 02/08/2029	30	30
3.850%, 11/01/2042	10	9
2.650%, 11/20/2040	130	96
2.550%, 03/21/2031	799	713
2.355%, 03/15/2032	546	470
Warnermedia Holdings
6.412%, 03/15/2026	80	80
4.054%, 03/15/2029	447	423
3.755%, 03/15/2027	190	184

		5,864

Consumer Discretionary — 1.8%
Amazon.com
3.450%, 04/13/2029	160	158
3.300%, 04/13/2027	140	138
3.150%, 08/22/2027	470	461
1.200%, 06/03/2027	20	19
Aptiv
3.250%, 03/01/2032	639	572
Ashtead Capital
5.800%, 04/15/2034 (B)	700	731
Ferguson Finance
4.500%, 10/24/2028 (B)	459	457
3.250%, 06/02/2030 (B)	851	793
Ford Motor
6.100%, 08/19/2032	90	92
General Motors
5.600%, 10/15/2032	210	217
Home Depot
3.900%, 12/06/2028	10	10
3.350%, 04/15/2050	50	39
3.300%, 04/15/2040	40	33
2.875%, 04/15/2027	170	166
2.500%, 04/15/2027	450	435
Honda Motor
2.534%, 03/10/2027	632	610
Hyundai Capital America
5.950%, 09/21/2026 (B)	130	134
LKQ
5.750%, 06/15/2028	682	708
Lowe's
4.500%, 04/15/2030	30	30
1.700%, 09/15/2028	80	73
McDonald's MTN
3.800%, 04/01/2028	280	277
3.700%, 01/30/2026	10	10
3.500%, 03/01/2027	20	20
3.500%, 07/01/2027	10	10
1.450%, 09/01/2025	10	10
NIKE
2.750%, 03/27/2027	40	39
2.400%, 03/27/2025	40	40

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Toyota Motor
1.339%, 03/25/2026	$210	$202

		6,484

Consumer Staples — 0.5%
Coca-Cola
3.375%, 03/25/2027	30	30
Costco Wholesale
1.600%, 04/20/2030	90	79
1.375%, 06/20/2027	120	113
Hershey
0.900%, 06/01/2025	20	20
Kenvue
5.350%, 03/22/2026	150	153
5.050%, 03/22/2028	200	207
Kimberly-Clark
3.100%, 03/26/2030	20	19
Kroger
7.700%, 06/01/2029	565	641
5.000%, 09/15/2034	20	20
Mars
3.200%, 04/01/2030 (B)	30	28
2.700%, 04/01/2025 (B)	60	60
Mondelez International
1.500%, 05/04/2025	180	176
Procter & Gamble
3.000%, 03/25/2030	40	38
Walmart
1.800%, 09/22/2031	160	139

		1,723

Energy — 2.5%
Berkshire Hathaway Energy
3.700%, 07/15/2030	140	137
BP Capital Markets America
3.633%, 04/06/2030	50	49
3.410%, 02/11/2026	90	89
3.119%, 05/04/2026	170	167
Cameron LNG
2.902%, 07/15/2031 (B)	60	54
Columbia Pipelines Operating
6.036%, 11/15/2033 (B)	250	267
Continental Resources
5.750%, 01/15/2031 (B)	10	10
4.375%, 01/15/2028	120	118
Coterra Energy
4.375%, 03/15/2029	300	296
3.900%, 05/15/2027	160	158
Devon Energy
5.850%, 12/15/2025	210	212
5.250%, 10/15/2027	64	64
5.200%, 09/15/2034	60	60
5.000%, 06/15/2045	70	62

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 01/15/2030	$32	$32
Diamondback Energy
3.500%, 12/01/2029	50	48
3.250%, 12/01/2026	30	29
3.125%, 03/24/2031	40	36
Ecopetrol
5.375%, 06/26/2026	117	117
Energy Transfer
4.950%, 06/15/2028	10	10
3.750%, 05/15/2030	220	210
2.900%, 05/15/2025	140	139
Enterprise Products Operating
6.650%, 10/15/2034	40	45
4.150%, 10/16/2028	140	140
3.950%, 02/15/2027	150	150
3.125%, 07/31/2029	210	200
2.800%, 01/31/2030	230	215
EOG Resources
4.375%, 04/15/2030	190	191
4.150%, 01/15/2026	160	160
EQT
3.900%, 10/01/2027	140	138
KazMunayGas National JSC
5.375%, 04/24/2030 (B)	400	403
Kinder Morgan
4.300%, 06/01/2025	60	60
Occidental Petroleum
5.550%, 03/15/2026	170	172
5.380%, 10/10/2036 (D)	1,346	738
3.400%, 04/15/2026	80	78
3.200%, 08/15/2026	130	126
3.000%, 02/15/2027	130	126
Oncor Electric Delivery
4.150%, 06/01/2032	300	293
ONEOK
5.800%, 11/01/2030	50	53
5.650%, 11/01/2028	170	178
5.550%, 11/01/2026	100	102
Petrobras Global Finance BV
6.850%, 06/05/2115	150	144
Petroleos del Peru
4.750%, 06/19/2032 (B)	400	315
Reliance Industries
3.625%, 01/12/2052 (B)	250	189
Schlumberger Holdings
3.900%, 05/17/2028 (B)	456	451
Shell International Finance BV
3.250%, 05/11/2025	150	149
3.250%, 04/06/2050	110	82
2.875%, 05/10/2026	90	88
2.750%, 04/06/2030	40	37
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	60	55

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Transcontinental Gas Pipe Line
3.250%, 05/15/2030	$100	$94
Western Midstream Operating
6.350%, 01/15/2029	490	521
4.750%, 08/15/2028	100	100
4.050%, 02/01/2030	20	19
3.100%, 02/01/2025	30	30
Williams
5.100%, 09/15/2045	70	67
4.900%, 01/15/2045	90	83
3.750%, 06/15/2027	390	384
3.500%, 11/15/2030	20	19
2.600%, 03/15/2031	30	27

		8,786

Financials — 10.4%
American Express
4.050%, 05/03/2029	140	140
Aon North America
5.150%, 03/01/2029	210	217
Aviation Capital Group
4.125%, 08/01/2025 (B)	160	159
1.950%, 01/30/2026 (B)	567	546
Banco Santander
4.175%, H15T1Y + 2.000%, 03/24/2028 (A)	200	198
2.746%, 05/28/2025	200	197
Bank of America
6.204%, SOFRRATE + 1.990%, 11/10/2028 (A)	584	616
3.419%, US0003M + 1.040%, 12/20/2028 (A)	234	228
2.592%, SOFRRATE + 2.150%, 04/29/2031 (A)	380	345
2.572%, SOFRRATE + 1.210%, 10/20/2032 (A)	240	210
1.734%, SOFRRATE + 0.960%, 07/22/2027 (A)	971	927
Bank of America MTN
4.376%, SOFRRATE + 1.580%, 04/27/2028 (A)	100	100
4.250%, 10/22/2026	10	10
4.000%, 01/22/2025	80	80
3.974%, US0003M + 1.210%, 02/07/2030 (A)	80	79
3.593%, US0003M + 1.370%, 07/21/2028 (A)	210	206
3.500%, 04/19/2026	130	129
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)	200	179
Bank of Montreal MTN
1.850%, 05/01/2025	130	128

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of New York Mellon MTN
4.289%, SOFRRATE + 1.418%, 06/13/2033 (A)	$320	$314
3.300%, 08/23/2029	790	756
1.600%, 04/24/2025	40	39
Bank of Nova Scotia
1.300%, 06/11/2025	70	69
Barclays
6.490%, SOFRRATE + 2.220%, 09/13/2029 (A)	887	946
Blackstone Holdings Finance
1.600%, 03/30/2031 (B)	590	490
BNP Paribas
5.894%, SOFRRATE + 1.866%, 12/05/2034 (A)(B)	200	216
5.198%, US0003M + 2.567%, 01/10/2030 (A)(B)	200	205
5.125%, H15T1Y + 1.450%, 01/13/2029 (A)(B)	270	276
2.871%, SOFRRATE + 1.387%, 04/19/2032 (A)(B)	200	178
1.675%, SOFRRATE + 0.912%, 06/30/2027 (A)(B)	290	276
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (A)	446	507
7.149%, SOFRRATE + 2.440%, 10/29/2027 (A)	189	199
5.700%, SOFRRATE + 1.905%, 02/01/2030 (A)	322	334
4.927%, SOFRRATE + 2.057%, 05/10/2028 (A)	30	30
Charles Schwab
6.136%, SOFRRATE + 2.010%, 08/24/2034 (A)	70	77
5.875%, 08/24/2026	110	113
3.850%, 05/21/2025	110	109
Citigroup
5.500%, 09/13/2025	330	332
5.300%, 05/06/2044	31	32
4.658%, SOFRRATE + 1.887%, 05/24/2028 (A)	140	141
4.650%, 07/30/2045	28	27
4.542%, SOFRRATE + 1.338%, 09/19/2030 (A)	776	777
4.450%, 09/29/2027	90	90
4.412%, SOFRRATE + 3.914%, 03/31/2031 (A)	100	99
4.400%, 06/10/2025	160	159
4.300%, 11/20/2026	40	40
4.125%, 07/25/2028	40	40
4.075%, US0003M + 1.192%, 04/23/2029 (A)	240	238

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.785%, SOFRRATE + 1.939%, 03/17/2033 (A)	$250	$234
3.668%, US0003M + 1.390%, 07/24/2028 (A)	340	334
3.400%, 05/01/2026	354	349
3.200%, 10/21/2026	287	281
3.106%, SOFRRATE + 2.842%, 04/08/2026 (A)	150	149
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	160	144
2.520%, SOFRRATE + 1.177%, 11/03/2032 (A)	110	95
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	249
3.649%, H15T1Y + 1.220%, 04/06/2028 (A)(B)	580	569
Credit Agricole MTN
1.907%, SOFRRATE + 1.676%, 06/16/2026 (A)(B)	250	245
Danske Bank
4.298%, H15T1Y + 1.750%, 04/01/2028 (A)(B)	240	239
Global Atlantic Finance
3.125%, 06/15/2031 (B)	1,026	901
Goldman Sachs Group
4.387%, SOFRRATE + 1.510%, 06/15/2027 (A)	400	401
4.250%, 10/21/2025	140	139
4.223%, US0003M + 1.301%, 05/01/2029 (A)	650	646
3.691%, US0003M + 1.510%, 06/05/2028 (A)	400	394
3.615%, SOFRRATE + 1.846%, 03/15/2028 (A)	30	30
3.500%, 04/01/2025	80	79
3.500%, 11/16/2026	90	89
2.650%, SOFRRATE + 1.264%, 10/21/2032 (A)	110	97
Guardian Life Global Funding
1.100%, 06/23/2025 (B)	30	29
HSBC Holdings PLC
4.583%, US0003M + 1.535%, 06/19/2029 (A)	200	200
ING Groep
6.114%, SOFRRATE + 2.090%, 09/11/2034 (A)	539	588
Intercontinental Exchange
4.600%, 03/15/2033	40	40
JPMorgan Chase
5.294%, SOFRRATE + 1.460%, 07/22/2035 (A)	110	115
4.565%, SOFRRATE + 1.750%, 06/14/2030 (A)	998	1,007

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.452%, US0003M + 1.330%, 12/05/2029 (A)	$200	$201
4.203%, US0003M + 1.260%, 07/23/2029 (A)	773	770
4.005%, US0003M + 1.120%, 04/23/2029 (A)	100	99
2.545%, SOFRRATE + 1.180%, 11/08/2032 (A)	110	97
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	190	172
2.083%, SOFRRATE + 1.850%, 04/22/2026 (A)	130	128
KKR Group Finance VI
3.750%, 07/01/2029 (B)	1,149	1,116
Lloyds Banking Group
5.721%, H15T1Y + 1.070%, 06/05/2030 (A)	865	906
Mitsubishi UFJ Financial Group
3.837%, H15T1Y + 1.125%, 04/17/2026 (A)	200	199
Moody's
2.000%, 08/19/2031	1,000	862
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	230	241
5.320%, SOFRRATE + 1.555%, 07/19/2035 (A)	1,441	1,496
Morgan Stanley MTN
3.772%, US0003M + 1.140%, 01/24/2029 (A)	150	148
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	475	456
2.699%, SOFRRATE + 1.143%, 01/22/2031 (A)	200	183
2.188%, SOFRRATE + 1.990%, 04/28/2026 (A)	400	394
New York Life Global Funding
0.950%, 06/24/2025 (B)	60	58
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	544	541
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (A)	834	955
5.812%, SOFRRATE + 1.322%, 06/12/2026 (A)	240	241
Principal Life Global Funding II
1.250%, 06/23/2025 (B)	20	20
Royal Bank of Canada MTN
6.000%, 11/01/2027	709	748
1.150%, 06/10/2025	70	69
RWE Finance US
5.875%, 04/16/2034 (B)	160	167
SBA Tower Trust
2.593%, 10/15/2031 (B)	996	851

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
State Street
5.159%, SOFRRATE + 1.890%, 05/18/2034 (A)	$520	$541
3.152%, SOFRRATE + 2.650%, 03/30/2031 (A)	50	47
Swedbank
1.538%, 11/16/2026 (B)	400	380
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	70	70
1.150%, 06/12/2025	80	78
Truist Financial MTN
6.047%, SOFRRATE + 2.050%, 06/08/2027 (A)	90	92
UBS AG
7.950%, 01/09/2025	250	252
5.000%, 07/09/2027	530	542
2.950%, 04/09/2025	250	247
UBS Group
4.253%, 03/23/2028 (B)	250	248
4.194%, SOFRRATE + 3.730%, 04/01/2031 (A)(B)	250	244
4.125%, 04/15/2026 (B)	634	631
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(B)	575	499
US Bancorp
5.775%, SOFRRATE + 2.020%, 06/12/2029 (A)	100	105
1.450%, 05/12/2025	120	118
US Bancorp MTN
2.215%, SOFRRATE + 0.730%, 01/27/2028 (A)	60	57
USAA Capital
2.125%, 05/01/2030 (B)	150	134
Wells Fargo
3.000%, 10/23/2026	190	186
2.188%, SOFRRATE + 2.000%, 04/30/2026 (A)	130	128
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	20	21
5.013%, SOFRRATE + 4.502%, 04/04/2051 (A)	380	373
4.900%, 11/17/2045	30	28
4.540%, SOFRRATE + 1.560%, 08/15/2026 (A)	300	299
4.478%, SOFRRATE + 4.032%, 04/04/2031 (A)	220	220
4.300%, 07/22/2027	200	200
3.350%, SOFRRATE + 1.500%, 03/02/2033 (A)	40	37
2.879%, TSFR3M + 1.432%, 10/30/2030 (A)	100	93

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.393%, SOFRRATE + 2.100%, 06/02/2028 (A)	$290	$276

		36,710

Health Care — 2.0%
AbbVie
4.800%, 03/15/2027	110	112
4.800%, 03/15/2029	180	185
3.800%, 03/15/2025	40	40
3.600%, 05/14/2025	10	10
3.200%, 11/21/2029	150	143
2.950%, 11/21/2026	20	20
2.600%, 11/21/2024	140	140
Becton Dickinson
4.685%, 12/15/2044	36	34
3.734%, 12/15/2024	7	7
Bristol-Myers Squibb
5.200%, 02/22/2034	150	158
5.100%, 02/22/2031	50	52
4.950%, 02/20/2026	130	132
3.400%, 07/26/2029	16	16
3.200%, 06/15/2026	79	78
Cigna Group
4.375%, 10/15/2028	420	421
1.250%, 03/15/2026	302	289
CVS Health
5.050%, 03/25/2048	60	55
4.300%, 03/25/2028	164	164
3.875%, 07/20/2025	95	94
3.625%, 04/01/2027	180	177
2.125%, 09/15/2031	150	127
1.875%, 02/28/2031	20	17
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	892	951
5.773%, 01/10/2033 (B)	296	300
Elevance Health
4.100%, 05/15/2032	80	78
2.550%, 03/15/2031	1,023	916
Eli Lilly
4.700%, 02/09/2034	270	276
4.500%, 02/09/2029	200	205
4.200%, 08/14/2029	50	50
Humana
5.750%, 12/01/2028	200	210
4.500%, 04/01/2025	10	10
3.700%, 03/23/2029	160	156
2.150%, 02/03/2032	30	25
Merck
1.900%, 12/10/2028	430	397
1.450%, 06/24/2030	50	43
Pfizer
2.625%, 04/01/2030	100	93
1.700%, 05/28/2030	50	44

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Solventum
5.600%, 03/23/2034 (B)	$140	$145
5.450%, 03/13/2031 (B)	110	113
5.400%, 03/01/2029 (B)	110	113
UnitedHealth Group
4.450%, 12/15/2048	10	9
4.000%, 05/15/2029	200	199
3.875%, 12/15/2028	30	30
2.300%, 05/15/2031	20	18
2.000%, 05/15/2030	30	27
1.250%, 01/15/2026	20	19

		6,898

Industrials — 1.7%
AerCap Ireland Capital DAC
3.000%, 10/29/2028	1,226	1,158
2.450%, 10/29/2026	190	183
Air Lease
5.300%, 02/01/2028	90	92
3.375%, 07/01/2025	100	99
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	10
Carrier Global
2.700%, 02/15/2031	10	9
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	434	433
Cummins
5.150%, 02/20/2034	840	884
Deere
3.100%, 04/15/2030	10	10
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	400	387
Genpact Luxembourg SARL
6.000%, 06/04/2029	469	491
John Deere Capital MTN
3.350%, 04/18/2029	934	910
Republic Services
3.200%, 03/15/2025	180	179
Ryder System MTN
5.250%, 06/01/2028	609	628
3.350%, 09/01/2025	197	195
Union Pacific
2.891%, 04/06/2036	20	17
Waste Connections
5.000%, 03/01/2034	260	267

		5,952

Information Technology — 1.2%
Adobe
2.300%, 02/01/2030	210	193

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Apple
3.350%, 02/09/2027	$210	$208
2.900%, 09/12/2027	110	108
2.450%, 08/04/2026	70	68
Broadcom
4.926%, 05/15/2037 (B)	33	33
4.150%, 11/15/2030	26	26
3.137%, 11/15/2035 (B)	70	60
Foundry JV Holdco
5.900%, 01/25/2030 (B)	480	497
Intel
5.125%, 02/10/2030	70	71
3.700%, 07/29/2025	30	30
1.600%, 08/12/2028	50	45
Micron Technology
5.300%, 01/15/2031	70	73
2.703%, 04/15/2032	260	227
Microsoft
3.300%, 02/06/2027	70	69
NVIDIA
2.850%, 04/01/2030	90	85
NXP BV
5.000%, 01/15/2033	916	927
2.700%, 05/01/2025	40	39
Oracle
4.650%, 05/06/2030	70	71
1.650%, 03/25/2026	130	125
PayPal Holdings
4.400%, 06/01/2032	80	80
1.650%, 06/01/2025	60	59
Salesforce
3.700%, 04/11/2028	150	149
1.500%, 07/15/2028	510	468
Texas Instruments
1.750%, 05/04/2030	40	35
TSMC Arizona
2.500%, 10/25/2031	250	221
1.750%, 10/25/2026	230	219
Visa
4.300%, 12/14/2045	10	9
3.150%, 12/14/2025	50	50
1.900%, 04/15/2027	60	57

		4,302

Materials — 0.4%
Glencore Funding
5.371%, 04/04/2029 (B)	90	93
1.625%, 04/27/2026 (B)	90	86
MEGlobal BV MTN
4.250%, 11/03/2026 (B)	200	198
2.625%, 04/28/2028 (B)	230	213
OCP
4.500%, 10/22/2025 (B)	400	396

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Orbia Advance
2.875%, 05/11/2031 (B)	$200	$169
Suzano Austria GmbH
3.125%, 01/15/2032	240	209

		1,364

Real Estate — 0.6%
Alexandria Real Estate Equities
3.950%, 01/15/2028	141	139
3.450%, 04/30/2025	664	659
American Tower Trust #1
5.490%, 03/15/2028 (B)	554	565
Healthpeak OP
2.125%, 12/01/2028	769	703

		2,066

Utilities — 2.4%
American Transmission Systems
2.650%, 01/15/2032 (B)	60	53
American Water Capital
2.800%, 05/01/2030	1,203	1,116
Commonwealth Edison
3.700%, 08/15/2028	468	462
Consumers 2023 Securitization Funding
5.210%, 09/01/2030	512	533
Duke Energy Carolinas
2.850%, 03/15/2032	1,057	954
Exelon
5.625%, 06/15/2035	343	364
FirstEnergy
1.600%, 01/15/2026	30	29
Florida Power & Light
2.450%, 02/03/2032	544	481
MidAmerican Energy
3.650%, 04/15/2029	140	138
Northern States Power
7.125%, 07/01/2025	1,052	1,071
NSTAR Electric
1.950%, 08/15/2031	1,000	852
Pacific Gas and Electric
5.550%, 05/15/2029	210	218
2.100%, 08/01/2027	130	122
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (B)	370	380
PG&E Wildfire Recovery Funding
4.022%, 06/01/2031	662	658
3.594%, 06/01/2030	624	615

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wisconsin Electric Power
4.600%, 10/01/2034	$588	$590

		8,636

Total Corporate Obligations
(Cost $91,114) ($ Thousands)		88,785

U.S. TREASURY OBLIGATIONS — 20.8%
U.S. Treasury Bonds
4.750%, 11/15/2043	810	874
4.750%, 11/15/2053	910	1,005
4.500%, 02/15/2044	10	10
4.375%, 08/15/2043	1,200	1,234
4.250%, 02/15/2054	430	438
4.125%, 08/15/2053	900	896
4.000%, 11/15/2052	730	710
3.875%, 05/15/2043	980	944
3.625%, 08/15/2043	40	37
3.625%, 02/15/2053	290	264
3.625%, 05/15/2053	450	409
3.375%, 11/15/2048	190	165
3.125%, 08/15/2044	50	43
3.000%, 02/15/2049	840	680
2.875%, 08/15/2045	40	32
2.875%, 05/15/2049	320	253
2.875%, 05/15/2052	80	63
2.375%, 02/15/2042	618	481
2.375%, 05/15/2051	1,920	1,355
2.250%, 08/15/2049	280	194
2.250%, 02/15/2052	716	488
2.000%, 11/15/2041	60	44
2.000%, 02/15/2050	180	117
2.000%, 08/15/2051	900	580
1.875%, 02/15/2041	30	22
1.875%, 02/15/2051	1,190	746
1.875%, 11/15/2051	780	486
1.750%, 08/15/2041	640	454
1.625%, 11/15/2050	1,080	635
1.375%, 11/15/2040	880	597
1.375%, 08/15/2050	2,130	1,173
1.250%, 05/15/2050	620	332
U.S. Treasury Inflation-Protected Securities
1.875%, 07/15/2034	1,400	1,403
1.125%, 01/15/2033	430	454
0.125%, 01/15/2030	784	959
U.S. Treasury Notes
4.875%, 04/30/2026	40	41
4.625%, 09/15/2026	30	30
4.625%, 11/15/2026	30	31
4.625%, 04/30/2029	1,828	1,909
4.625%, 09/30/2030	730	769

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.625%, 04/30/2031	$2,190	$2,314
4.375%, 07/31/2026	4,020	4,068
4.375%, 08/31/2028	4,712	4,848
4.375%, 11/30/2028	3,184	3,281
4.250%, 12/31/2025	110	110
4.250%, 02/28/2031	1,090	1,127
4.125%, 08/31/2030	1,640	1,683
4.000%, 01/31/2029	10,349	10,524
4.000%, 07/31/2029	3,780	3,852
4.000%, 07/31/2030	770	785
4.000%, 01/31/2031	2,470	2,519
4.000%, 02/15/2034	4,793	4,875
3.875%, 08/15/2034	1,178	1,186
3.750%, 12/31/2028	100	101
3.750%, 08/31/2031	90	90
3.625%, 05/31/2028	1,253	1,255
3.625%, 08/31/2029	200	201
3.625%, 09/30/2031	1,670	1,667
3.125%, 08/31/2027	30	30
0.750%, 05/31/2026	7,510	7,153
0.250%, 05/31/2025	210	204
0.250%, 09/30/2025	10	10

Total U.S. Treasury Obligations
(Cost $76,473) ($ Thousands)		73,240

ASSET-BACKED SECURITIES — 8.7%
Automotive — 0.1%

Hertz Vehicle Financing III, Ser 2021-2A, Cl B
2.120%, 12/27/2027 (B)	160	150
Hertz Vehicle Financing III, Ser 2021-2A, Cl C
2.520%, 12/27/2027 (B)	300	280
		430

Consumer Discretionary — 0.1%

Planet Fitness Master Issuer, Ser 2022-1A, Cl A2I
3.251%, 12/05/2051 (B)	494	476

Mortgage Related Securities — 0.1%

Cascade MH Asset Trust, Ser 2021-MH1, Cl A1
1.753%, 02/25/2046 (B)	60	54
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
5.269%, US0001M + 0.300%, 05/25/2037 (A)(B)	131	117
		171

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 8.4%

AMSR 2023-SFR1 Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (B)	$960	$940
AMSR 2024-SFR1 Trust, Ser 2024-SFR1, Cl A
4.290%, 07/17/2041 (B)	600	595
APIDOS CLO XLVIII, Ser 2024-48A, Cl A1
6.755%, TSFR3M + 1.440%, 07/25/2037 (A)(B)	284	284
CIFC Funding 2023-III, Ser 2024-3A, Cl A
6.882%, TSFR3M + 1.600%, 01/20/2037 (A)(B)	1,043	1,048
CWHEQ Revolving Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
5.351%, US0001M + 0.140%, 07/15/2036 (A)	103	95
DB Master Finance, Ser 2021-1A, Cl A2II
2.493%, 11/20/2051 (B)	1,020	936
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (B)	754	716
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (B)	434	412
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl B
2.940%, 01/20/2049 (B)	551	431
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (B)	261	234
Home Partners of America Trust, Ser 2022-1, Cl A
3.930%, 04/17/2039 (B)	506	498
M&T Equipment 2024-LEAF1 Notes, Ser 2024-1A, Cl A4
4.940%, 08/18/2031 (B)	330	334
Navient Student Loan Trust, Ser 2016-3A, Cl A3
6.745%, US0001M + 1.350%, 06/25/2065 (A)(B)	199	201
Navient Student Loan Trust, Ser 2016-6A, Cl A3
6.695%, US0001M + 1.300%, 03/25/2066 (A)(B)	408	413
Palmer Square CLO 2018-3, Ser 2021-2A, Cl A1A3
6.547%, US0003M + 1.000%, 10/17/2031 (A)(B)	378	378
Palmer Square CLO 2022-2, Ser 2024-2A, Cl AR
6.652%, TSFR3M + 1.370%, 07/20/2037 (A)(B)	523	523
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
6.571%, TSFR3M + 1.270%, 10/15/2030 (A)(B)	436	437

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
PFS Financing, Ser 2023-C, Cl A
5.520%, 10/15/2028 (B)	$826	$847
Progress Residential Trust, Ser 2021-SFR2, Cl A
1.546%, 04/19/2038 (B)	500	480
Progress Residential Trust, Ser 2022-SFR2, Cl A
2.950%, 04/17/2027 (B)	971	935
Progress Residential Trust, Ser 2022-SFR3, Cl A
3.200%, 04/17/2039 (B)	499	484
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (B)	339	335
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (B)	1,027	969
SBA Small Business Investment, Ser 2023-10A, Cl 1
5.168%, 03/10/2033	857	877
SBA Small Business Investment, Ser 2024-10A, Cl 1
5.035%, 03/10/2034	848	866
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
5.498%, US0003M + 0.290%, 06/15/2039 (A)	119	115
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
9.961%, US0001M + 4.750%, 10/15/2041 (A)(B)	238	249
SMB Private Education Loan Trust 2020-A, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (B)	113	108
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (B)	225	205
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (B)	151	144
Store Master Funding I-VII, Ser 2019-1, Cl A1
2.820%, 11/20/2049 (B)	313	299
Subway Funding, Ser 2024-1A, Cl A2II
6.268%, 07/30/2054 (B)	872	900
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	583	523
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (B)	268	261
Tricon Residential Trust, Ser 2021-SFR1, Cl A
1.943%, 07/17/2038 (B)	849	810
Triumph Rail Holdings, Ser 2021-2, Cl A
2.150%, 06/19/2051 (B)	245	229
TRP 2021, Ser 2021-1, Cl A
2.070%, 06/19/2051 (B)	452	421

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	$84	$83
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	77	77
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	62	59
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	274	266
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	378	362
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	317	298
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	198	186
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	252	238
United States Small Business Administration, Ser 2017-20J, Cl 1
2.850%, 10/01/2037	339	320
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	659	632
United States Small Business Administration, Ser 2022-25D, Cl 1
3.500%, 04/01/2047	655	616
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	910	881
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	926	901
United States Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	889	858
United States Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	441	423
United States Small Business Administration, Ser 2023-25F, Cl 1
4.930%, 06/01/2048	845	870
United States Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	802	825
United States Small Business Administration, Ser 2024-25F, Cl 1
5.040%, 06/01/2049	893	924

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	$303	$298
Wendy's Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (B)	598	538
Wendy's Funding, Ser 2021-1A, Cl A2II
2.775%, 06/15/2051 (B)	256	224
Wheels Fleet Lease Funding 1, Ser 2024-1A, Cl A1
5.490%, 02/18/2039 (B)	511	519
Wind River CLO, Ser 2021-3A, Cl A
6.694%, US0003M + 1.150%, 07/20/2033 (A)(B)	614	614
		29,544

Total Asset-Backed Securities
(Cost $31,370) ($ Thousands)		30,621

MUNICIPAL BONDS — 1.4%
California — 0.6%
California State, Health Facilities Financing Authority, RB
3.378%, 06/01/2028	575	564
San Jose, Financing Authority, RB
1.311%, 06/01/2026	540	516
University of California, Ser BU, RB
4.932%, 05/15/2034	875	907

		1,987

Illinois — 0.4%
Illinois State, Housing Development Authority, Ser F, RB, GNMA/FNMA/FHLMC
4.617%, 04/01/2027	580	586
Sales Tax Securitization, RB
4.847%, 01/01/2031	930	962

		1,548

Iowa — 0.1%
Iowa Student Loan Liquidity, Ser A, RB
5.343%, 12/01/2034	166	167

New York — 0.2%
New York State, Urban Development, RB
3.350%, 03/15/2026 (E)	665	658

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin — 0.1%
State of Wisconsin, Ser A, RB, AGM
5.700%, 05/01/2026	$420	$427

Total Municipal Bonds
(Cost $4,751) ($ Thousands)		4,787

SOVEREIGN DEBT — 0.9%

Colombia Government International Bond
5.625%, 02/26/2044	280	225
5.200%, 05/15/2049	310	229
3.125%, 04/15/2031	220	182
Indonesia Government International Bond MTN
5.125%, 01/15/2045(B)	200	205
Korea Housing Finance
4.625%, 02/24/2033(B)	360	360
Mexico Government International Bond
3.500%, 02/12/2034	1,040	885
Peruvian Government International Bond
3.550%, 03/10/2051	90	68
Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	1,010	1,038

Total Sovereign Debt
(Cost $3,563) ($ Thousands)		3,192

	Shares
CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	5,388,749	5,389
Total Cash Equivalent
(Cost $5,389) ($ Thousands)		5,389
Total Investments in Securities — 99.5%
(Cost $363,749) ($ Thousands)		$350,644

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $21) ($ Thousands)		$(1)

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Income Fund (Concluded)

A list of open exchange traded options contracts for the Fund at September 30, 2024, is as follows:
Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTION — 0.0%
Call Options
December 2024, 3 Month SOFR	(39)	$(21)	$97.13	12/21/2024	$(1)

Total Written Option		$(21)			$(1)

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	151	Mar-2026	$36,302	$36,617	$315
U.S. 5-Year Treasury Note	35	Dec-2024	3,840	3,847	7
U.S. 10-Year Treasury Note	199	Dec-2024	22,721	22,742	21
Ultra 10-Year U.S. Treasury Note	85	Dec-2024	10,060	10,055	(5)
			72,923	73,261	338
Short Contracts
U.S. 2-Year Treasury Note	(20)	Dec-2024	$(4,146)	$(4,165)	$(19)
U.S. Long Treasury Bond	(190)	Dec-2024	(23,554)	(23,596)	(42)
U.S. Ultra Long Treasury Bond	(59)	Dec-2024	(7,891)	(7,852)	39
			(35,591)	(35,613)	(22)
			$37,332	$37,648	$316

Percentages are based on Net Assets of $352,403 ($ Thousands).
**	The rate reported is the 7-day effective yield as of September 30, 2024.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2024, the value of these securities amounted to $52,410 ($ Thousands), representing 14.9% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security’s effective yield at the time of purchase.
(E)	Security is escrowed to maturity.

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2024 ($ Thousands):

Security Description	Value 6/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,165	$24,654	$(23,430)	$—	$—	$5,389	$59	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.1%
Equity Fund — 61.2%
New Covenant Growth Fund †	3,276,344	$223,316

Total Equity Fund
(Cost $83,258) ($ Thousands)		223,316
Fixed Income Fund — 37.9%
New Covenant Income Fund †	6,470,184	138,332

Total Fixed Income Fund
(Cost $145,554) ($ Thousands)		138,332

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	3,029,891	$3,030
Total Cash Equivalent
(Cost $3,030) ($ Thousands)		3,030
Total Investments in Securities — 99.9%
(Cost $231,842) ($ Thousands)		$364,678

Percentages are based on Net Assets of $364,998 ($ Thousands).
**	The rate reported is the 7-day effective yield as of September 30, 2024.
†	Investment in Affiliated Security.

The following is a summary of the transactions with affiliates for the period ended September 30, 2024 ($ Thousands):

Security Description	Value 6/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 9/30/2024	Income	Capital Gains
New Covenant Growth Fund	$217,163	$—	$(6,291)	$3,630	$8,814	$223,316	$1,066	$—
New Covenant Income Fund	133,351	—	—	—	4,981	138,332	397	—
SEI Daily Income Trust, Government Fund, Institutional Class	1,375	10,067	(8,412)	—	—	3,030	37	—
Totals	$351,889	$10,067	$(14,703)	$3,630	$13,795	$364,678	$1,500	$—

See “Glossary” for abbreviations.

Amounts designated as "—" are $0 or have been rounded to $0.

New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

New Covenant Balanced Income Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.1%
Fixed Income Fund — 63.2%
New Covenant Income Fund †	2,295,986	$49,088

Total Fixed Income Fund
(Cost $52,203) ($ Thousands)		49,088
Equity Fund — 35.9%
New Covenant Growth Fund †	408,925	27,873

Total Equity Fund
(Cost $8,742) ($ Thousands)		27,873

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	584,183	$584
Total Cash Equivalent
(Cost $584) ($ Thousands)		584
Total Investments in Securities — 99.9%
(Cost $61,529) ($ Thousands)		$77,545

Percentages are based on Net Assets of $77,661 ($ Thousands).
**	The rate reported is the 7-day effective yield as of September 30, 2024.
†	Investment in Affiliated Security.

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2024 ($ Thousands):

Security Description	Value 6/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 9/30/2024	Income	Capital Gains
New Covenant Income Fund	$47,320	$—	$—	$—	$1,768	$49,088	$378	$—
New Covenant Growth Fund	27,279	—	(970)	645	919	27,873	50	—
SEI Daily Income Trust, Government Fund, Institutional Class	273	2,052	(1,741)	—	—	584	7	—
Totals	$74,872	$2,052	$(2,711)	$645	$2,687	$77,545	$435	$—

See “Glossary” for abbreviations.

Amounts designated as "—" are $0 or have been rounded to $0.

New Covenant Funds

Glossary (abbeviations which may be used in the preceding Schedules of Investments):

Portfolio Abbreviations
ABS — Asset-Backed Security
AGM — Assured Guaranty Municipal
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
IO — Interest Only - face amount represents notional amount
JSC — Joint Stock Company
L.P. — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
USD — U.S. Dollar

New Covenant Funds